As filed with the Securities and Exchange Commission on February 28, 2001

                                                              File Nos. 33-75138
                                                                        811-8348

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          Registration Statement Under the Securities Act of 1933 / X/

                         Pre-Effective Amendment No.                         / /
                      Post-Effective Amendment No. 11                       / X/

                                       and

       Registration Statement Under the Investment Company Act of 1940       / /

                              Amendment No. 12                              / X/


                           LORD ASSET MANAGEMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                            440 South LaSalle Street
                          Chicago, Illinois 60605-1028
                  (Address of Principal Executive Offices) (Zip
                      Code) Registrant's Telephone Number,
                              including area code:
                                 (312) 663-8300

              Keith T. Robinson                        Thomas S. White
              Dechert                                  Thomas White International, Ltd.
              1775 Eye Street, N.W.                    440 South LaSalle Street
              Washington, D.C.  20006                  Chicago, Illinois 60605-1028

                     (Name and Address of Agent for Service)

         It  is  proposed  that  this  filing  will  become   effective   (check
appropriate box):
/ /  Immediately upon filing pursuant to paragraph (b)          /X / on (February 28, 2001) pursuant to paragraph (b)

/ /  60 days after filing pursuant to paragraph (a)(1)         / /   on (date) pursuant to paragraph (a)(1)

/ /  75 days after filing pursuant to paragraph (a)(2)        / /    on (date) pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

         / / This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.



                     THOMAS WHITE AMERICAN ENTERPRISE FUND


                    THOMAS WHITE AMERICAN OPPORTUNITIES FUND


                         THOMAS WHITE INTERNATIONAL FUND

--------------------------------------------------------------------------------

                       Investment Information & Prospectus



                             March 1, 2001

                                                               MEMBER OF
                                                               100%
                                                               NO-LOAD
                                                               MUTUAL FUND
                                                               COUNCIL



                              [WORLD MAP]





                                         [WORLD MAP]THOMAS WHITE FUNDS FAMILY
                                                 CAPTURING VALUE WORLDWIDE-SM-

THOMAS WHITE FUNDS FAMILY
CAPTURING VALUE WORLDWIDE-SM-

                                           One Financial Place
                                           440 South LaSalle Street, Suite 3900
                                           Chicago, Illinois 60605-1028

Dear Friends,

We are blessed to live in a time of prosperity and peace. I believe that the next thirty years hold forth more promise for growth than any previous generation has ever experienced. Without question, there will be continual advancements in technology, medicine and the global economy. It will be an exciting time to be alive and observe the vast changes that will enhance the lives, freedom and prosperity of so many people.

Our American Funds and International Fund are designed to capture the potential of this future. They employ Thomas White International's valuation-oriented investment philosophy. The American Funds will primarily invest in a broadly diversified portfolio of undervalued U.S. equities. The American Enterprise Fund focuses on large cap stocks and the American Opportunities Fund mainly owns mid-size and smaller companies. The International Fund has a globally diversified portfolio primarily stressing attractively valued foreign equities.

Thomas White International, Ltd., the Fund's advisor (the "Advisor"), is a Chicago-based asset management firm serving institutional and private clients. Its research division, the Global Capital Institute, is recognized worldwide for its expertise in valuing domestic and international companies. As the Chief Investment Officer with over thirty-five years of experience, I head the team of investment professionals that manage the Funds. Our investment approach takes full advantage of our analysts' efforts to discover undervalued stocks throughout the U.S. and in forty-six foreign countries.

The Funds are  designed to attract and serve the  prudent,  long-term  investor.
Careful stock selection and diversification is used to seek lower portfolio volatility. We feel that stable equity portfolios are invaluable during difficult market environments. They give investors the courage to stay focused on their long-term objectives. Adherence to well-established goals has always been the key to an individual's investment success.

The Funds are 100% no-load, which means that there are no sales charges of any kind or 12b-1 fees. The Funds are also designed to be tax friendly with below average portfolio turnover rates.

Saving money and investing are challenging tasks. I invite you to join our growing family of shareholders, so that we can begin working together to successfully meet your personal goals.

Sincerely yours,

Thomas S. White, Jr.




Not Part of Prospectus

                           THE THOMAS WHITE APPROACH


Thomas White International, Ltd. uses a valuation-driven strategy designed to provide its clients with superior long-term performance. We believe that our commitment to in-house research is the surest path to producing superior portfolio performance.

1. WE BUY UNDERVALUED COMPANIES.

The firm's seasoned analysts publish individual monthly valuations for 3,600 companies in 47 countries. They use proprietary appraisal methods along with traditional analytical judgment to try to determine a corporation's fundamental worth. We seek to purchase undervalued stocks that are temporarily out of favor. When such companies regain their popularity, the stocks may rise and become fully priced. These stocks may then be replaced with new bargain-priced securities.

2. WE ARE CAPABLE OF FINDING ATTRACTIVE STOCKS IN EVERY MAJOR AMERICAN INDUSTRY.

Our analysts have a long history of successfully finding undervalued companies in each of the American industry groups. We benefit from this abundance of investment opportunities.

3. OUR ANALYSTS SEARCH FOR UNDERVALUED SECURITIES IN FORTY-SIX FOREIGN
   COUNTRIES.

With 50% of the world's equity market outside the U.S., it only makes common sense that one should search globally to benefit from all the opportunities. Each month our international research team sets values for 1,700 non-U.S. companies. Stock markets in many countries around the world are expanding as their governments encourage the private sector as a way to boost economic growth.

4. WE BELIEVE THAT DIVERSIFICATION PRODUCES SAFER PORTFOLIOS AND SMOOTHER PERFORMANCE.

Broad diversification among economic sectors and across countries reduces an investor's exposure to unexpected industry or regional problems. Diversification of this sort can smooth out equity performance and reduce its natural volatility. This occurs because each industry and country are driven by slightly different forces and often move independently of one another.

As described in the Funds' prospectus, currency exchange rate volatility and political uncertainties are risks inherent in international investing. While portfolio management techniques can moderate these risks, they cannot be completely neutralized.

5. WE ARE EXPERIENCED PROFESSIONALS THAT FOCUS ON LONG-TERM INVESTMENT
   STRATEGIES.

We are committed to providing our clients with superior performance. We do not depend on forecasting short-term events, nor do we time the stock market. Our long-term success has come from owning undervalued stocks in broadly diversified portfolios that are designed to weather interim storms, not avoid them. In short, we believe the prudent investor has every right to be an optimist. Equity investing has always rewarded the patient individual who has realistic long-term goals.


Not Part of Prospectus

                              DESIGNING A LIFETIME
                                 INVESTMENT PLAN

                    EQUITY INVESTING HAS ALWAYS REWARDED THE
               PRUDENT INVESTOR WHO HAS REALISTIC LONG-TERM GOALS.

The THOMAS WHITE FUNDS have been designed by an experienced investment advisor to be valuable to private investors who have long-term savings and investment goals. They are best used by a person who recognizes the importance of designing a lifetime investment plan and, therefore, wants to save regularly and invest those savings in a disciplined fashion.

The charts on the following page show that by following a long-term plan, saving for retirement is within the reach of the average investor. One graph represents the lump-sum approach, and the other a regular savings plan. Thanks to the traditional IRA, as well as the Roth IRA, and other similar plans that encourage Americans to save, these savings methods need not be taxed until a withdrawal is made.

What rate of investment return should an investor expect to receive over the long-term? The chart below shows the average annual total returns of U.S. equities, five-year Treasury bonds and 90-day Treasury bills since 1950. Average annual total returns for foreign equities are also shown since 1970. History suggests that equities are the superior investment choice for a long-term investor. While equities have more years with negative returns, their long-term performance has been higher than both bonds and cash equivalents.

   TEN-YEAR       AMERICAN        NON-US        FIVE-YEAR       90-DAY
    RETURN        EQUITIES       EQUITIES       TREASURY       TREASURY
    PERIODS        S&P 500   MSCI WORLD EX USA    BONDS          BILLS
1950-1959         19.4%        N/A               1.4%            2.1%
1960-1969          7.8%        N/A               3.3%            4.3%
1970-1979          5.9%        9.6%              6.9%            7.4%
1980-1989         17.5%       20.7%             11.7%           10.0%
1990-1999         18.2%        7.4%              6.2%            4.9%
  2000            -9.1%      -13.2%              6.5%            5.5%

1950-2000         13.1%        N/A               5.9%            5.7%

1970-2000         12.9%       11.5%              8.2%            7.4%


SOURCE: GLOBAL CAPITAL INSTITUTE, STANDARD & POOR'S, AND MORGAN STANLEY CAPITAL INTERNATIONAL. THIS HISTORICAL PERFORMANCE DOES NOT REPRESENT THE PERFORMANCE OF THE FUNDS AND DOES NOT PREDICT FUTURE RESULTS.

Not Part of Prospectus

                                 THE POWER OF
                          LONG-TERM INVESTMENT PLANS

IF A PERSON AT AGE 25 WERE TO INVEST A LUMP SUM OF $20,000 AND GET AN AVERAGE ANNUAL TOTAL RETURN OF 11% COMPOUNDED ANNUALLY, HE OR SHE WOULD HAVE...

[LINE GRAPH]

Edgar Representation of plot points:

AT AGE 65,       $1,300,017
AT AGE 60,         $771,497
AT AGE 55,         $457,846
AT AGE 50,         $271,709
AT AGE 45,         $161,246
AT AGE 40,          $95,692
AT AGE 35,          $56,788
AT AGE 30,          $33,701


IF THE PERSON AT AGE 25 WERE TO INVEST $2,000 EACH YEAR AND GET AN AVERAGE ANNUAL TOTAL RETURN OF 11% COMPOUNDED ANNUALLY, HE OR SHE WOULD HAVE...

[LINE GRAPH]

Edgar Representation of plot points:

AT AGE 65,       $1,291,654
AT AGE 60,         $758,329
AT AGE 55,         $441,826
AT AGE 50,         $253,998
AT AGE 45,         $142,530
AT AGE 40,          $76,380
AT AGE 35,          $37,123
AT AGE 30,          $13,826

Note: Examples assume reinvestment of all dividends within a tax-free savings plan or that taxes are paid from another source. The examples do not represent the past performance of an investment in the Funds and do not predict the future performance of the Funds.

Not Part of Prospectus

                      THE THOMAS WHITE AMERICAN FUNDS SEEK
                          TO OBTAIN SUPERIOR LONG-TERM
                           RETURNS WHILE ATTEMPTING TO
                             LIMIT INVESTMENT RISK.

The Funds are designed to benefit from their Advisor's efforts to discover attractive investment opportunities in each of the major business sectors within the United States. HISTORY SHOWS THAT CAREFUL INDUSTRY AND COMPANY DIVERSIFICATION CAN HELP LOWER PORTFOLIO VOLATILITY AND REDUCE RISK DURING DIFFICULT MARKET ENVIRONMENTS.


                   THE RANK OF EACH MARKET SECTOR'S THREE-YEAR
              PERFORMANCE IS ORDERED FROM #1 (BEST) TO #6 (WORST).*

THREE-YEAR        S&P     CONSUMER    FINANCIAL    HEALTHCARE    INDUSTRIAL    TECHNOLOGY    UTILITY
 PERIODS          500      SECTOR      SECTOR        SECTOR        SECTOR        SECTOR       SECTOR
1982-1984         17%     20%(#2)     17%(#4)      13%(#5)       13%(#6)        23%(#1)       19%(#3)
1985-1987         18%     24%(#2)     11%(#5)      25%(#1)       20%(#3)         9%(#6)       18%(#4)
1988-1990         14%     20%(#2)      9%(#5)      24%(#1)       11%(#4)        -1%(#6)       18%(#3)
1991-1993         15%     16%(#3)     27%(#1)       7%(#6)       16%(#2)        14%(#5)       15%(#4)
1994-1996         20%     16%(#5)     26%(#3)      28%(#2)       18%(#4)        35%(#1)        9%(#6)
1997-1999         28%     21%(#4)     20%(#5)      23%(#3)       17%(#6)        59%(#1)       26%(#2)
2000              -9%     -6%(#4)     26%(#2)      38%(#1)        6%(#3)       -35%(#6)      -21%(#5)
1982-2000         17%     18%         18%          21%           15%            18%           15%

A diversified portfolio that includes all business sectors will tend to have smoother annual returns than any single sector. History shows that the accurate market timing of business sector returns is unlikely, and that no single sector has held a monopoly on stability or performance.

*Source: Global Capital Institute and Standard & Poor's. This historical performance does not represent the performance of the Funds and does not predict future results. The information shown is average annual total return.

BOTH THE AMERICAN ENTERPRISE FUND AND THE AMERICAN OPPORTUNITIES FUND WILL NORMALLY USE BROAD DIVERSIFICATION ACROSS BUSINESS SECTORS IN SEEKING TO OBTAIN SUPERIOR PERFORMANCE AND BELOW AVERAGE RETURN VOLATILITY IN RELATION TO COMPARABLE FUNDS.

Not Part of Prospectus>

                                    [LOGO]
                             THE WORLD HAS CHANGED.

                      AN INVESTMENT STRATEGY USING BOTH
                      AMERICAN AND INTERNATIONAL FUNDS
                      OFFERS THE POTENTIAL FOR IMPROVED
                      PERFORMANCE AND SMOOTHER RETURNS.

       DISTRIBUTION OF THE MARKET VALUE OF THE WORLD'S SECURITIES MARKETS

                            DEC      DEC      DEC     DEC      DEC
                           1960     1970     1980     1990     2000
DEVELOPED MARKETS
   NORTH AMERICA           75%       70%      60%      45%      53%
   EUROPE                  22%       22%      23%      25%      28%
   PACIFIC                  3%        8%      16%      27%      15%

EMERGING MARKETS          .1%        .2%      .8%       3%       4%
                          ---        ---      ---       --       --
                         100%      100%      100%     100%     100%

GLOBAL MARKET
VALUE ($TRILLIONS)       $0.5      $2.0      $4.1     $8.2     $25.4

THERE HAS BEEN DRAMATIC GROWTH IN THE RELATIVE SIZE OF DEVELOPED AND EMERGING MARKETS OUTSIDE THE UNITED STATES SINCE 1960. THIS MEANS INVESTORS CAN NOW CHOOSE TO EMPLOY WIDER DIVERSIFICATION IN STRUCTURING THEIR EQUITY HOLDINGS.

HISTORY SHOWS THAT BROAD GLOBAL DIVERSIFICATION HAS IN THE PAST LOWERED THE VOLATILITY ASSOCIATED WITH SINGLE COUNTRY PORTFOLIOS. THE THOMAS WHITE FUNDS FAMILY OFFERS BOTH THE AMERICAN FUNDS AND THE INTERNATIONAL FUND TO ENABLE INDIVIDUAL INVESTORS TO SEEK THE POTENTIAL ADVANTAGES OF A GLOBAL INVESTMENT STRATEGY.

Source: Global Capital Institute.


Not Part of Prospectus

                          THE WORLD HAS A MORE STABLE
                            PERFORMANCE PATTERN THAN
                         ANY OF ITS COMPONENT REGIONS.

MSCI          THESE INDEX RETURNS ARE IN U.S. DOLLARS. FIVE-YEAR REGIONAL
INDICES       PERFORMANCE SUCCESS IS ORDERED FROM #1 (BEST) TO #4 (WORST).

--------------------------------------------------------------------------------
FIVE-YEAR                                                               PACIFIC
RETURNS         WORLD        EUROPE         USA          JAPAN          EX-JAPAN
--------------------------------------------------------------------------------
1970-1974       -1.3%        -0.9%(#2)       -3.4%(#3)    16.0%(#1)      -6.2%(#4)
1975-1979       16.0%        18.9%(#2)       13.3%(#4)    18.8%(#3)      27.5%(#1)
1980-1984       12.4%         6.1%(#3)       14.5%(#2)    17.0%(#1)       4.1%(#4)
1985-1989       28.0%        32.3%(#2)       19.8%(#4)    41.4%(#1)      22.4%(#3)
1990-1994        4.2%         7.0%(#3)        9.2%(#2)    -3.4%(#4)      15.3%(#1)
1995-1999       20.2%        22.5%(#2)       29.7%(#1)     2.1%(#4)       5.0%(#3)
   2000         12.9%        -8.1%(#1)      -12.5%(#2)   -28.1%(#4)     -15.2%(#3)
1970-2000       11.9%        13.0%           12.5%        12.8%           9.8%

Source:  Global  Capital  Institute  and MORGAN  STANLEY  CAPITAL  INTERNATIONAL
(MSCI). This historical performance does not represent the performance of the Funds and does not predict future results. The information shown is average annual total return.

HISTORY SHOWS THAT REGIONAL RETURNS ARE RANDOM IN THEIR TIMING, WITH NO AREA HOLDING A MONOPOLY ON PERFORMANCE. NOTE THAT THE WORLD AND ITS REGIONS ALL HAVE SIMILAR LONG-TERM RECORDS.

OBSERVE THAT THE WORLD INDEX HAS A MORE STABLE RETURN PATTERN THAN ANY OF ITS COMPONENTS. THIS IS BECAUSE REGIONAL BULL AND BEAR MARKETS TEND TO OFFSET ONE ANOTHER.

THE ADVISOR BELIEVES THAT INDIVIDUALS WHO DIVERSIFY GLOBALLY BY OWNING BOTH THE AMERICAN FUNDS AND THE INTERNATIONAL FUND WILL BENEFIT FROM THE POTENTIAL FOR SMOOTHER PERFORMANCE OFFERED BY A WELL DIVERSIFIED PORTFOLIO.

STABLE EQUITY PERFORMANCE ENCOURAGES INVESTORS TO STAY THE COURSE IN FALLING MARKET ENVIRONMENTS. THIS PROMOTES SUCCESS IN REACHING LONG-TERM INVESTMENT GOALS.

Not Part of Prospectus                                                   [LOGO]

PERFORMANCE

HOW $10,000 IN THE THOMAS WHITE INTERNATIONAL FUND HAS GROWN FROM THE FUND'S INCEPTION ON JUNE 28, 1994 TO DECEMBER 31, 2000.

TOTAL VALUE OF INVESTMENT AT 12/31/00 WAS $19,591

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/00

         ONE YEAR     THREE YEARS       FIVE YEARS     SINCE INCEPTION
TWIF     -14.65%      7.90%             10.33%         10.89%

[LINE GRAPH]
[Edgar Representation of Plot Points used in Printed Graphic]

 6/28/1994     $10,000
 6/30/1994     $10,010
 7/31/1994     $10,440
 8/31/1994     $10,690
 9/30/1994     $10,380
10/31/1994     $10,500
11/30/1994     $10,130
12/31/1994     $10,067
 1/31/1995      $9,966
 2/28/1995     $10,259
 3/31/1995     $10,531
 4/30/1995     $10,803
 5/31/1995     $11,035
 6/30/1995     $11,106
 7/31/1995     $11,550
 8/31/1995     $11,389
 9/30/1995     $11,570
10/31/1995     $11,409
11/30/1995     $11,621
12/31/1995     $11,983
 1/31/1996     $12,357
 2/29/1996     $12,432
 3/31/1996     $12,507
 4/30/1996     $12,839
 5/31/1996     $12,914
 6/30/1996     $12,903
 7/31/1996     $12,475
 8/31/1996     $12,710
 9/30/1996     $13,021
10/31/1996     $13,192
11/30/1996     $13,898
12/31/1996     $13,960
 1/31/1997     $14,018
 2/28/1997     $14,145
 3/31/1997     $13,937
 4/30/1997     $14,053
 5/31/1997     $14,907
 6/30/1997     $15,358
 7/31/1997     $15,947
 8/31/1997     $15,115
 9/30/1997     $16,074
10/31/1997     $15,277
11/30/1997     $15,427
12/31/1997     $15,594
 1/31/1998     $15,839
 2/28/1998     $16,853
 3/31/1998     $17,794
 4/30/1998     $17,745
 5/31/1998     $17,599
 6/30/1998     $17,611
 7/31/1998     $17,721
 8/31/1998     $15,399
 9/30/1998     $15,435
10/31/1998     $16,596
11/30/1998     $17,415
12/31/1998     $18,174
 1/31/1999     $18,213
 2/28/1999     $17,779
 3/31/1999     $18,029
 4/30/1999     $18,884
 5/31/1999     $18,201
 6/30/1999     $19,001
 7/31/1999     $19,297
 8/31/1999     $19,312
 9/30/1999     $19,031
10/31/1999     $19,712
11/30/1999     $20,928
12/31/1999     $22,955
 1/31/2000     $21,250
 2/29/2000     $22,245
 3/31/2000     $22,466
 4/30/2000     $21,266
 5/31/2000     $20,966
 6/30/2000     $21,708
 7/31/2000     $20,919
 8/31/2000     $20,903
 9/30/2000     $19,924
10/31/2000     $19,459
11/30/2000     $18,896
12/31/2000     $19,591

Prior to May 1, 1999, the International Fund was named the Thomas White World Fund and generally invested a larger percentage of its assets in the equities of U.S. companies. Data quoted represents past performance and is not predictive of future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.[LOGO]

RETURN HISTORY

3 YEAR ROLLING RETURNS OF THE THOMAS WHITE INTERNATIONAL FUND.

AVERAGE ANNUAL TOTAL RETURN SINCE INCEPTION     JUL 1994 - DEC 2000      10.89%
HIGHEST THREE-YEAR PERIOD                       APR 1995 - MAR 1998      19.11%
LOWEST THREE-YEAR PERIOD                        NOV 1997 - OCT 2000       7.00%


[BAR GRAPH]
[Edgar Representation of Plot Points used in Printed Graphic]

Total Return (%)
Dec 95-98                                14.89%
Jan 96-99                                13.80%
Feb 96-99                                12.66%
Mar 96-99                                12.96%
Apr 96-99                                13.72%
May 96-99                                12.12%
Jun 96-99                                13.77%
July 96-99                               15.65%
Aug 96-99                                14.96%
Sep 96-99                                13.49%
Oct 96-99                                14.33%
Nov 96-99                                14.62%
Dec 96-99                                18.03%
Jan 97-00                                14.87%
Feb 97-00                                16.29%
Mar 97-00                                17.25%
Apr 97-00                                14.81%
May 97-00                                12.04%
Jun 97-00                                12.23%
Jul 97-00                                 9.47%
Aug 97-00                                11.41%
Sep 97-00                                 7.42%
Oct 97-00                                 8.40%
Nov 97-00                                 7.00%
Dec 97-00                                 7.90%

Not Part of Prospectus

THOMAS S. WHITE, JR.
THE FUNDS' PORTFOLIO MANAGER [PHOTO OF THOMAS S. WHITE JR.]

Thomas White has been the Funds' President and Portfolio Manager from their respective beginnings. He has been an active professional investor and security analyst since joining Goldman Sachs in 1966. His interests have always been global. As a boy he grew up around the world, living in Naples, Italy, Manila, Philippines and ten other cities before graduating from Duke University in 1965. Over his thirty-five years as an investment manager, he has been with Lehman Brothers, Blyth Eastman Dillon and, for fourteen years, with Morgan Stanley. At Morgan Stanley, he was a Managing Director and the Chief Investment Officer for the firm's valuation-oriented equity investing.

Together with a team of seasoned domestic and international analysts, Mr. White directs the management of investments in Europe, North America, Latin America, Japan and the Far East. The firm's research division, the Global Capital Institute, produces monthly publications that provide investment advice on the valuation of over 3,600 common stocks in forty-seven countries. These publications are utilized by major institutional asset management organizations worldwide.

Not Part of Prospectus

                            THOMAS WHITE FUNDS FAMILY

                           CAPTURING VALUE WORLDWIDE-SM-

                     PROSPECTUS & APPLICATION: MARCH 1, 2001

                      THOMAS WHITE AMERICAN ENTERPRISE FUND
                 AN EQUITY FUND FOCUSING ON LARGE U.S. COMPANIES

                    THOMAS WHITE AMERICAN OPPORTUNITIES FUND
                AN EQUITY FUND FOCUSING PRIMARILY ON MID-SIZE AND
                      SMALLER U.S. COMPANIES

                         THOMAS WHITE INTERNATIONAL FUND
                        AN INTERNATIONAL EQUITY FUND THAT
                          FOCUSES ON COMPANIES LOCATED
                               OUTSIDE OF THE U.S.

EACH FUND IS A SERIES OF
LORD ASSET MANAGEMENT TRUST
440 S. LASALLE STREET
SUITE 3900
CHICAGO, IL 60605


PLEASE CONTACT THE FUNDS AT
1-800-811-0535


--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO]THOMAS WHITE
      FUNDS FAMILY
      CAPTURING VALUE WORLDWIDE-SM-

CONTENTS

GOALS OF THE FUNDS AND INVESTMENT STRATEGIES                            4

WHAT YOU SHOULD KNOW ABOUT RISK                                         6

HOW THE FUNDS HAVE PERFORMED                                            8

FEES AND EXPENSES                                                      10

THE ADVISOR                                                            11

FINANCIAL INFORMATION                                                  14

DIVIDENDS, DISTRIBUTIONS AND TAXES                                     16

YOUR ACCOUNT

     HOW TO BUY SHARES                                                 18

     HOW TO SELL SHARES                                                22

     REDEMPTION FEE                                                    23

SHAREHOLDER SERVICES AND ACCOUNT POLICIES                              25

CONTACTING THE THOMAS WHITE FUNDS FAMILY

--------------------------------------------------------------------------------
                            AN IMPORTANT PHONE NUMBER
                    ALL SHAREHOLDER SERVICES: 1-800-811-0535
--------------------------------------------------------------------------------

GOALS OF THE FUNDS

The investment objective of the American Enterprise, American Opportunities and International Funds is long-term capital growth.

INVESTMENT STRATEGIES

For each of the Funds, Thomas White International, Ltd. (the "Advisor" or "TWI") buys equity securities of companies at less than its research indicates to be their true worth.

Companies   considered    attractive   typically   will   have   the   following
characteristics:

   - The market price of their equity securities is undervalued relative to earnings power, break-up value and inherent profitability.

   - The companies are, or may soon be, exhibiting improved financial characteristics represented by rising cash flow, return on equity, operating margins and book value.

   - The price of their equities may have recently underperformed the general market due to a low level of investor expectations regarding the earnings outlook.

   - The companies should have the strength to operate successfully through adverse business conditions.

Positions are normally sold when the investment community's perceptions improve and the securities approach fair valuation.

The Advisor adheres to a long-term investment approach, and it does not attempt to project short-term changes in the general market. Each Fund intends to invest in companies for holding periods greater than one year under normal market conditions, so the frequency of its purchases and sales should be below many comparable mutual funds. Lower portfolio turnover helps to reduce trading costs and shareholders' taxes.

A high exposure to the equity market is normally maintained unless the Advisor is unable to find undervalued securities that meet its criteria. Using this investment management style, the Advisor seeks superior long-term performance, below average return volatility and portfolio resilience in difficult market environments.

THE AMERICAN ENTERPRISE FUND

The American Enterprise Fund primarily invests in equity securities of U.S. companies. The Fund is designed to benefit from the future economic growth of the U.S.

The American Enterprise Fund may take advantage of opportunities that exist anywhere in the U.S. equity market without regard to the market capitalization of the issuer, although it anticipates investing primarily in large companies. It may also invest a portion of its assets in non-U.S. equity securities. The Advisor may use American Depository Receipts ("ADRs"), which are depository receipts, typically issued by a U.S. bank or trust company, that allow indirect ownership of securities issued by foreign corporations.

The Advisor's research unit, the Global Capital Institute, looks for undervalued securities in every U.S. industry.

The American Enterprise Fund has the flexibility to engage in other investment techniques, different from the principal strategies mentioned here.

THE AMERICAN OPPORTUNITIES FUND

The American Opportunities Fund primarily invests in equity securities of mid-size and small U.S. companies. The Advisor classifies a company as mid-size or small if it has an approximate market capitalization (current price x shares outstanding) of less than ten billion dollars. The Advisor currently researches over 1,600 issuers that it classifies as small or mid-size and generally will use this pool of issuers to select stocks for the American Opportunities Fund.

Equity securities of mid-size and small companies tend to have greater price fluctuations than larger, more established companies. The Advisor will attempt to manage this risk by normally owning companies that represent a broad range of industries. The Fund will compare itself to, and attempt to outperform, the Russell Midcap Value Index and the Russell Midcap Index. These unmanaged indices represent up to 800 companies that have a market capitalization of $1 to $10 billion.

While the Advisor will primarily invest the assets of the American Opportunities Fund in U.S. companies, the Fund can invest a portion of its assets in non-U.S. equity securities.

THE INTERNATIONAL FUND

The International Fund primarily invests in equity securities of companies located in the world's developed countries outside of the U.S. Under normal market conditions, the Fund will invest in companies located in at least 10 countries outside of the U.S., and will invest less than 10% of its assets in U.S. companies. Generally, equity investments will represent a diversified portfolio of predominantly larger companies. There may also be a small portion of the International Fund's assets in companies from emerging market countries.

The International Fund is designed to benefit from future growth in developed countries, including the U.S., as well as emerging market countries. The Advisor produces monthly valuation research that covers forty-seven countries. It believes that the world now offers excellent opportunities for growth and diversification. The International Fund is designed to complement domestic equity funds, like the American Enterprise and American Opportunities Funds.

WHAT YOU SHOULD KNOW ABOUT RISK

THOSE WHO SHOULD INVEST IN THE FUNDS

The Funds are designed to be appropriate for prudent investors who are seeking the long-term performance advantage of equities and who want growth of capital rather than current income. They should appeal to investors who are interested in low-cost mutual funds. Under normal conditions, the Funds will try to limit shareholders' taxes through relatively low portfolio turnover.

Individuals should consider improving the risk-return profile of their U.S. mutual funds by having exposure to foreign investing. The International Fund is designed for this purpose.

The Advisor discourages potential shareholders who are aggressive, short-term investors from investing in the Funds. As is described under "Fees and Expenses", and in more detail under "How to Sell Shares", a 2% redemption fee is imposed on most redemptions of fund shares held less than sixty days. This is imposed in an attempt to limit transaction costs and the disruption of the Funds' investment strategies caused by investors such as those described above.

EQUITIES

The Funds generally will be fully-invested in equity securities, including common and preferred stocks. Common stocks represent an equity (ownership) interest in a corporation, while preferred stocks generally pay a higher dividend but do not represent ownership.

Each Fund is subject to market risk, which is the risk that the value of a security may move up and down, sometimes rapidly and unpredictably, in response to economic or other conditions. In addition, changes in interest rates affect the value of portfolio securities held by the Funds and the operations of the issuers of the Funds' portfolio securities.

Investing in mid- and small-cap companies can involve more risk than investing in larger companies. Normally, these companies have more limited markets or product lines, and there is often more limited trading in their stocks. This can cause the prices of equity securities of these companies to be more volatile than those of large cap issuers, or to decline more significantly during market downturns than the market as a whole. The International and American Opportunities Funds are more likely than the American Enterprise Fund to be affected by the risks of investing in small capitalization companies.

History shows that over long periods, equities have outperformed bonds, cash equivalents and inflation. Nevertheless, in the short term, equity performance may be volatile and unpredictable, and may produce greater negative returns than other asset classes.

FOREIGN SECURITIES

Holding equity securities of foreign companies can entail taking more risk than owning the securities of domestic companies. Equity securities of foreign companies may be subject to additional risks such as changes in currency exchange rates, political instability and inadequate or unreliable information about the companies. These risks may be particularly acute with respect to investments in emerging markets.

While all of the Funds may invest in foreign securities, the International Fund can be expected to be particularly subject to the risks posed by foreign investing.

These risks and others are more fully discussed in the Statement of Additional Information (the "SAI").

GENERAL RISKS

Shareholders should understand that ALL investments involve risk. There can be no guarantee against loss resulting from an investment in the Funds, nor can there be any assurance that a Fund's investment objective will be attained.

The value of a Fund's investments and, therefore, investment performance will vary from day to day. When you sell your shares, they may be worth more or less than the price you paid for them, and you could lose money.

TWI recognizes the above risks and attempts in its management of the Funds to moderate them. It believes that a professionally structured and carefully monitored portfolio can reduce the risks associated with less diversified equity portfolios.

The Advisor attempts to configure the Funds' portfolios to moderate the natural volatility of equities by focusing each Fund's investments in equities that in theory are underpriced. However, its success in doing so cannot be assured. Such securities may never reach what the Advisor believes to be their full value, or may even go down in price. In addition, this approach may produce returns below aggressive equity funds, given the Advisor's efforts to limit risk.

Under adverse market conditions, the Funds could invest some or all of their assets in money market securities and similar investments. Although the Funds would do this only in seeking to avoid losses, it could have the effect of reducing the benefit from any upswing in the market.

EURO

On January 1, 1999, eleven European countries began conversion to a common currency, the euro. Investments traded in the financial markets in these countries are now denominated in this currency. While the conversion is not yet complete, the Advisor does not believe this conversion to a common currency will have a material impact on the net asset value of the International Fund or affect the long-term outlook of those investments.

HOW THE FUNDS HAVE PERFORMED

The tables below and to the right represent the International, American Enterprise and American Opportunities Funds' annual returns as of December 31, 2000 and long-term performance.

The bar charts for the International and American Enterprise Funds demonstrate that returns will fluctuate from year-to-year. The American Opportunities Fund began operations on March 4, 1999 and therefore has only one full calendar year of performance to report. The Funds can experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the graphs. The returns include reinvestment of all dividends and distributions.

The average annual total return tables compare the Funds' performance to that of comparative indices. All of the indices listed are recognized unmanaged indices of U.S. and global stock market performance or performance averages for comparable funds compiled by a recognized mutual fund rating company. The International Fund is compared to both global (includes U.S. securities) and international indices. This is due to its May 1, 1999 change in investment focus from a global array of issuers to companies located outside of the U.S.

FOR ANY FUND, YOU SHOULD EVALUATE TOTAL RETURN IN LIGHT OF THE FUND'S PARTICULAR INVESTMENT OBJECTIVE AND POLICIES, AND THEN COMPARE IT TO ITS PEERS AND A SUITABLE INDEX.

THE FUNDS HAVE RETURN PATTERNS INTENDED TO APPEAL TO THE PRUDENT INVESTOR WHO HAS MODERATE RISK TOLERANCE AND A LONG-TERM (OVER FIVE YEARS) INVESTMENT OUTLOOK.

THOMAS WHITE INTERNATIONAL FUND - TWWDX

Inception: June 28, 1994

TOTAL RETURN FOR CALENDAR YEARS

[BAR CHART]

1995          19.03%
1996          16.50%
1997          11.70%
1998          16.54%
1999          26.31%
2000         -14.65%

BEST QUARTER
QTR. 4 '99: 20.62%

WORST QUARTER
QTR. 3 '98: -12.35%



AVERAGE ANNUAL TOTAL RETURNS as of December 31, 2000

                                                                                        SINCE
                                           1  YEAR        3  YEARS      5  YEARS      INCEPTION
-----------------------------------------------------------------------------------------------
INTERNATIONAL FUND                         -14.65%         7.90%        10.33%        10.89%

MSCI ALL COUNTRY EX-US WORLD INDEX         -15.03%         8.51%         6.74%         6.54%

MSCI ALL COUNTRY WORLD INDEX               -13.92%        10.08%        11.67%        12.16%

MORNINGSTAR AVG. (INTERNATIONAL FUNDS)     -15.69%        11.05%        10.21%         9.15%

MORNINGSTAR AVG. (GLOBAL FUNDS)            -10.62%        11.30%        12.53%        12.38%

The MSCI All Country World Index is a compilation of the market indices for 52 countries, which include developed and emerging markets. The MSCI All Country
(AC) World ex US Index represents the same countries, but excludes the US. Both indices are unmanaged and returns assume the reinvestment of dividends.

Morningstar is a nationally recognized organization that reports on mutual fund total performance and calculates fund rankings.

As with all mutual funds, past performance is not a prediction of future results.

--------------------------------------------------------------------------------

THOMAS WHITE AMERICAN ENTERPRISE FUND - TWAGX

Inception: November 1, 1998

TOTAL RETURN FOR CALENDAR YEAR

[BAR GRAPH]
Edgar Representation of Plot Points for Printed Graphic:

1999            9.91%
2000           -5.21%

BEST QUARTER
QTR. 2 '99:  11.64%

WORST QUARTER
QTR. 3 '99:  -8.53%


AVERAGE ANNUAL TOTAL RETURNS as of December 31, 2000

                                                                                          SINCE
                                        3  MONTHS         6  MONTHS        1  YEAR      INCEPTION
-----------------------------------------------------------------------------------------------------
AMERICAN ENTERPRISE FUND FUND            1.20%            -0.61%           -5.21%        7.51%
RUSSELL 1000 VALUE INDEX                 3.60%            11.75%            7.01%       10.57%
S&P 500                                 -7.82%            -8.71%           -9.10%       10.19%
MORNINGSTAR AVG. (LARGE VALUE FUNDS)     2.41%             7.49%            5.32%        9.45%


THOMAS WHITE AMERICAN OPPORTUNITIES FUND - TWAOX
Inception: March 4, 1999

TOTAL RETURN FOR CALENDAR YEAR
[BAR GRAPH]
THE AMERICAN OPPORTUNITIES FUND BEGAN OPERATIONS ON MARCH 4, 1999 AND THEREFORE HAS ONLY ONE FULL YEAR OF PERFORMANCE TO REPORT.

Edgar Representation of Plot Points for Printed Graphic:

2000           5.24%

BEST QUARTER
QTR. 3 '00:  2.88%

WORST QUARTER
QTR. 2 '00:  -2.54%


AVERAGE ANNUAL TOTAL RETURNS as of December 31, 2000


                                                                                          SINCE
                                        3  MONTHS         6  MONTHS        1  YEAR      INCEPTION
-----------------------------------------------------------------------------------------------------
AMERICAN  OPPORTUNITIES FUND             2.30%             5.24%            5.24%        9.08%
RUSSELL MIDCAP VALUE INDEX               9.45%            20.01%           19.19%       12.50%
S&P 500                                 -7.82%            -8.71%           -9.10%        2.72%
MORNINGSTAR AVG. (MID-CAP VALUE FUNDS)   5.86%            14.38%           16.38%       14.71%

The S&P 500 is widely regarded as the standard for measuring large-cap U.S. stock market performance. It is a market-weighted index that includes a representative sample of 500 leading companies in leading industries. The index is unmanaged and returns assume the reinvestment of dividends. The Russell 1000-Registered Trademark- Value Index measures the performance of those Russell 1000 companies (the 1,000 largest US companies by market capitalization) with lower price-to-book ratios and lower forecasted growth values. Russell Midcap-TM- Value Index measures the performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 index) with lower price-to-book ratios and lower forecasted growth values. The indices are unmanaged and returns assume the reinvestment of dividends.

FEES & EXPENSES

Annual fund operating expenses are charges paid when shareholders buy and hold shares of a Fund. A Fund's expenses are subtracted daily and are therefore factored into the share price as reported; expenses are not charged directly to shareholder accounts.

The Funds are 100% no load, so there are no sales charges or loads of any kind, but they do impose a 2% redemption fee, payable to the Funds, on most shares purchased and held less than two months. This is intended to benefit long-term shareholders of the Funds, as short-term trading in the Funds increases transaction costs and can have a negative impact on the Funds' performance.

SHAREHOLDER FEES
(paid directly from an investment)

                                                        REDEMPTION FEE*
                                            (AS A PERCENTAGE OF AMOUNT REDEEMED,
                                                         IF APPLICABLE)
--------------------------------------------------------------------------------
AMERICAN ENTERPRISE FUND                    2%
AMERICAN OPPORTUNITIES FUND                 2%
INTERNATIONAL FUND                          2%

* On shares purchased and held for less than two months (details under "Redemption Fee" in "How to Sell Shares").

ANNUAL FUND OPERATING EXPENSES
(deducted from Fund assets)

                                                            TOTAL FUND                        NET
                              MANAGEMENT      OTHER         OPERATING          LESS         OPERATING
                                 FEES        EXPENSES        EXPENSES      REIMBURSEMENT*   EXPENSES
-----------------------------------------------------------------------------------------------------
AMERICAN ENTERPRISE FUND      1.00%          0.39%          1.39%          .04%             1.35%
AMERICAN OPPORTUNITIES FUND   1.00%          0.47%          1.47%          .12%             1.35%
INTERNATIONAL FUND            1.00%          0.52%          1.52%          .02%             1.50%

* The Advisor has agreed to reimburse each of the American Enterprise and the American Opportunities Funds to the extent that the Fund's total operating expenses exceed 1.35% of the Fund's average daily net assets during the current fiscal year. The Advisor has agreed to reimburse the International Fund for its current fiscal year to the extent that the Fund's total operating expenses exceed 1.50% of the Fund's average daily net assets.

COST COMPARISON EXAMPLES

Assume that a Fund's annual return is 5%, and that its operating expenses are exactly as shown. Use of this assumed 5% return is required by the Securities and Exchange Commission ("SEC"); it is not an illustration of past or future investment results. For every $10,000 invested, here's how much a shareholder would have paid in total expenses if the account was closed after the number of years indicated:

                                        1 YEAR     3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
AMERICAN ENTERPRISE FUND                $137       $436      $757      $1,665
AMERICAN OPPORTUNITIES FUND              137        476       839       1,859
INTERNATIONAL FUND                       153        478       827       1,811

These examples illustrate the effect of expenses and are intended to help you compare the costs of investing in the Funds with the costs of investing in other mutual funds. The examples are not meant to suggest actual or expected cost or returns, all of which may vary.

THE ADVISOR

The Funds are managed by Thomas White International, Ltd., 440 S. LaSalle Street, Suite 3900, Chicago, Illinois 60605. TWI chooses each Fund's investments and handles its affairs, under the direction of the Board of Trustees. TWI provides the Funds with investment research, advice, supervision and certain overhead items and facilities. In choosing brokers to execute portfolio transactions for the Funds, TWI may take into account a broker's sales of Fund shares.

TWI may make payments to broker-dealers and other for certain services to the Funds and their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. These payments are made out of TWI's own resources and do not entail additional costs to the Funds or their shareholders.

TWI provides investment management and advisory services to both a domestic and international client base, including trusts, endowments, corporations, employee benefit plans, Taft-Hartley plans and individuals.

THOMAS S. WHITE, JR., has been the portfolio manager of the Funds since their inceptions and has been managing investments for more than thirty-five years. He is Chairman of TWI, which he founded in 1992. Prior to that he was a Managing Director of Morgan Stanley Asset Management and Chief Investment Officer of its Chicago Group, which he began in 1982. Further information concerning TWI is included under the heading "Investment Management and Other Services" in the SAI.

The Global Capital Institute is TWI's fully-owned research division. Its analysts provide the company valuations that Mr. White uses to select stocks for the Funds' portfolios. The Institute produces monthly equity valuation publications for research clients who are asset management organizations located around the world.

Each Fund pays a management fee, equal to 1.00% of the Fund's average daily net assets on an annual basis, to TWI for managing its investments and business affairs. See "Fees & Expenses."

TWI feels that it is important for  shareholders  to thoroughly  understand  and
grow  comfortable  with  its  investment   approach.   The  Funds'   shareholder
communications are written with this goal in mind.

THE AMERICAN ENTERPRISE AND AMERICAN OPPORTUNITIES FUNDS ARE DESIGNED TO BENEFIT
 FROM THE ADVISOR'S ABILITY TO DISCOVER ATTRACTIVE INVESTMENT OPPORTUNITIES IN
             EACH OF THE MAJOR INDUSTRIES WITHIN THE UNITED STATES.

THE UNITED STATES HAS THE LARGEST AND MOST DIVERSIFIED ECONOMY IN THE WORLD. ITS STOCK MARKET RANKS NUMBER ONE BY DOLLAR VALUE AND NUMBER OF COMMON STOCKS.

THE ADVISOR'S RESEARCH UNIT, THE GLOBAL CAPITAL INSTITUTE, HAS PRODUCED INVESTMENT VALUATIONS OF U.S. COMPANIES WITHIN THE FOLLOWING INDUSTRIES.

Advertising                 Entertainment               Newspaper
Aerospace                   Financial Services          Office Equipment
Air Transport               Food Processing             Oilfield Services
Aluminum                    Forest & Paper              Packaging & Containers
Apparel/Textile             Grocery                     Petroleum (Integrated)
Auto & Truck                Home Furnishings            Petroleum (Producing)
Auto Parts                  Home Appliances             Pharmaceuticals
Banks: National             Homebuilding                Precision Instruments
Banks: Regional             Hotels                      Publishing
Beverages                   Household Products          Railroads
Broadcasting                Industrial Services         Recreation
Building Materials          Insurance, Diversified      Restaurants
Cable TV                    Insurance, Life             Retail
Cement & Aggregates         Internet                    Securities Brokerage
Chemicals                   Investment Advisors         Semiconductors
Cosmetics                   Machinery                   Steels
Computers & Peripherals     Maritime                    Telecom Equipment
Computer Software           Medical Services            Telecom Services
Drugstores                  Medical Supplies            Tire & Rubber
Electrical Equipment        Metal Fabricating           Tobacco
Electric Utilities          Metals & Mining             Trucking
Electronics                 Natural Gas                 Water & Utilities

THE AMERICAN ENTERPRISE AND AMERICAN OPPORTUNITIES FUNDS SEEK TO OBTAIN SUPERIOR LONG-TERM RETURNS WHILE ATTEMPTING TO LIMIT INVESTMENT RISKS. THEY EMPLOY A VALUATION-ORIENTED STOCK SELECTION STRATEGY AND BROAD PORTFOLIO DIVERSIFICATION.

HISTORY SHOWS THAT CAREFUL INDUSTRY, ASSET CLASS AND COMPANY DIVERSIFICATION CAN LOWER PORTFOLIO VOLATILITY AND REDUCE RISK DURING DIFFICULT MARKET ENVIRONMENTS.

  THE INTERNATIONAL FUND IS DESIGNED TO TAKE ADVANTAGE OF THE POSITIVE CHANGES
                         OCCURRING IN THE WORLD TODAY.

THESE FORTY-SEVEN COUNTRIES CONTAIN OVER 3,600 COMPANIES THAT ARE VALUED BY THE ADVISOR'S ANALYSTS. INTERNATIONAL FUND SHAREHOLDERS TYPICALLY WILL BE PARTIAL OWNERS OF OVER 200 OF THESE COMPANIES.

THE FUND'S  SHAREHOLDERS  ARE AT THE VERY EPICENTER OF WHAT IS DRIVING CHANGE IN
TODAY'S  WORLD:  AN  UNPRECEDENTED   EXPLOSION  OF  HIGHLY   BENEFICIAL   GLOBAL
CAPITALISM.


DEVELOPED MARKETS          EMERGING MARKETS
-----------------          ----------------
EUROPE                     GREATER EUROPE
   Austria                    Czech Republic
   Belgium                    Hungary
   Denmark                    Russia
   Finland                    Poland
   France                     Turkey
   Germany
   Greece                  MIDDLE EAST
   Ireland                    Israel
   Italy
   Netherlands             AFRICA
   Norway                     South Africa
   Portugal
   Spain                   LATIN AMERICA
   Sweden                     Argentina      Mexico
   Switzerland                Brazil         Peru
   United Kingdom             Chile          Venezuela
                              Colombia
NORTH AMERICA
   Canada                  INDIAN SUBCONTINENT
   United States              India
PACIFIC                       Pakistan
   Australia                  Sri Lanka
   Hong Kong
   Japan                   FAR EAST
   New Zealand                China          Philippines
   Singapore                  Indonesia      Taiwan
                              Korea          Thailand
                              Malaysia


THE GOAL OF THE INTERNATIONAL FUND IS TO HAVE A DIVERSIFIED PORTFOLIO OF PREDOMINANTLY FOREIGN EQUITY SECURITIES REPRESENTING A BROAD MIX OF INDUSTRIES AND COUNTRIES. BY COMBINING DIVERSIFICATION WITH ITS PROPRIETARY RESEARCH, TWI SEEKS TO PRODUCE SUPERIOR LONG-TERM RETURNS AND VOLATILITY THAT IS LOWER THAN MOST COMPARABLE MUTUAL FUNDS.

FINANCIAL INFORMATION

These tables summarize the Funds' financial histories and performance. "Total Return" shows how much your investment in a Fund would have increased (or decreased) during each period, assuming you held your shares for the entire period and had reinvested all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP for the fiscal years ended October 31, 2000 and 1999, and by other auditors for the fiscal years before October 31, 1999. This information, along with the Funds' financial statements, is included in the Funds' most recent shareholder report, which is available upon request.

THOMAS WHITE INTERNATIONAL FUND - TWWDX

For a Share Outstanding Throughout the                               Year Ended October 31:
  Period                                                 2000      1999       1998      1997      1996
---------------------------------------------------------------------------------------------------------
  Net Asset Value, Beginning of Period                    $13.30    $13.58     $13.23    $12.33    $11.31
---------------------------------------------------------------------------------------------------------
   Income From Investment Operations:
   Net Investment Income                                   (0.01)     0.07       0.15      0.20      0.19
   Net Realized and Unrealized Gains                       (0.05)     2.32       0.93      1.65      1.51
---------------------------------------------------------------------------------------------------------
  Total From Investment Operations                         (0.06)     2.39       1.08      1.85      1.70
  Less Distributions:
   From Net Investment Income                              (0.07)    (0.13)     (0.19)    (0.19)    (0.20)
   From Net Realized Gains                                 (1.14)    (2.54)     (0.54)    (0.76)    (0.48)
---------------------------------------------------------------------------------------------------------
   Total Distributions                                     (1.48)    (2.67)     (0.73)    (0.95)    (0.68)
---------------------------------------------------------------------------------------------------------
  Change in Net Asset Value for the Period                 (1.54)    (0.28)      0.35      0.90      1.02
---------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                          $11.76    $13.30     $13.58    $13.23    $12.33
---------------------------------------------------------------------------------------------------------
Total Return                                               (1.26)%   18.78%      8.64%    15.80%    15.63%


  Ratios/Supplemental Data
  Net Assets at End of Period
  (in thousands)                                         $34,104    $41,665    $57,464   $47,996  $39,157

  Ratio to Average Net Assets:
   Expenses (net of reimbursement)                          1.50%+    1.44%      1.42%     1.47%     1.50%
   Net Investment Income                                   (0.04)%+   0.46%      1.13%     1.60%     1.63%
  Portfolio Turnover Rate                                  38.37%    67.48%     51.41%    48.19%    51.22%

  + IN THE ABSENCE OF THE EXPENSE REIMBURSEMENT, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE INTERNATIONAL FUND WOULD HAVE BEEN 1.52% AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSET FOR THE INTERNATIONAL FUND WOULD HAVE BEEN (0.06)%.

  THOMAS WHITE AMERICAN ENTERPRISE FUND - TWAGX
                      &
THOMAS WHITE AMERICAN OPPORTUNITIES FUND - TWAOX

                                                             American                                American
                                                            Enterprise                            Opportunities
                                                               Fund                                    Fund
                                             --------------------------------------        --------------------------------
                                                                                                              Period from
                                                                                                             March 4, 1999
                                                Year Ended               Year Ended           Year Ended     (inception) to
  For a Share Outstanding Throughout the        October 31,             October 31,           October 31,      October 31,
  Period                                           2000                    1999                   2000             1999
---------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, Beginning of Period           $12.07                  $10.00                $10.73         $10.00
---------------------------------------------------------------------------------------------------------------------------
   Income From Investment Operations:
   Net Investment Income                           0.05                    0.01                  0.04           0.02
   Net Realized and Unrealized Gains              (0.40)                   2.06                  0.72           0.71
---------------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations                (0.35)                   2.07                  0.76           0.73
---------------------------------------------------------------------------------------------------------------------------
  Less Distributions:
   From Net Investment Income                     (0.06)                    --                  (0.04)           --
   From Net Realized Gains                          --                      --                  (0.50)           --
---------------------------------------------------------------------------------------------------------------------------
   Total Distributions                            (0.06)                    --                  (0.54)           --
---------------------------------------------------------------------------------------------------------------------------
  Change in Net Asset Value for the Period        (0.41)                   2.07                  0.22           0.73
---------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                 $11.66                  $12.07                $10.95         $10.73
---------------------------------------------------------------------------------------------------------------------------
  Total Return                                    (2.90)%                 20.70%                 7.25%          7.30%**
---------------------------------------------------------------------------------------------------------------------------
  Ratios/Supplemental Data
  Net Assets at End of Period (in thousands)     $16,653                 $22,114               $10,386        $9,931
  Ratio to Average Net Assets:
   Expenses (net of reimbursement)                 1.35%*+                 1.35%*+               1.35%*+       1.35%*+
   Net Investment Income                           0.28%+                  0.23%+                0.22%+        0.22%*+
  Portfolio Turnover Rate                         67.28%                   4.58%                62.14%         3.53%**

*    ANNUALIZED

**   NOT ANNUALIZED

+ IN THE ABSENCE OF THE EXPENSE REIMBURSEMENT, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE AMERICAN ENTERPRISE AND AMERICAN OPPORTUNITIES FUNDS WOULD HAVE BEEN 1.39% AND 1.47%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FOR THE AMERICAN ENTERPRISE AND AMERICAN OPPORTUNITIES FUNDS WOULD HAVE BEEN 0.25% AND 0.11%, RESPECTIVELY FOR THE CURRENT YEAR. IN THE ABSENCE OF THE EXPENSE REIMBURSEMENT, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE AMERICAN ENTERPRISE AND AMERICAN OPPORTUNITIES FUNDS WOULD HAVE BEEN 1.58% AND 1.70%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FOR THE AMERICAN ENTERPRISE AND AMERICAN OPPORTUNITIES FUNDS WOULD HAVE BEEN 0.00% AND (0.13)% FOR THE YEAR ENDED OCTOBER 31, 1999.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Funds distribute all or substantially all of their net income and realized gains to shareholders each year. Normally, dividends and capital gains are distributed in December. If a Fund declares a dividend in October, November or December but pays it in January, you may be taxed on the dividend as if you received it in the previous year.

Your distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares. In addition to federal tax, distributions may be subject to state and local taxes.

Every January, the Funds will send you and the IRS a statement, called a Form 1099, to assist you with your tax preparation.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. If you later want to change your distribution options, call us at 1-800-811-0535.

THE FUNDS OFFER FOUR OPTIONS:

- Your income dividends and capital gains distributions will be automatically reinvested in additional shares of the relevant Fund. If you do not indicate a choice on your application, you will be assigned this option.

- You will be sent a check for each income dividend and capital gains distribution.

- Your capital gains distributions will be automatically reinvested, but you will be sent a check for each income dividend.

- Your income dividends will be automatically reinvested, but you will be sent a check for each capital gains distribution.

UNDERSTANDING DISTRIBUTIONS:

As a Fund shareholder, you are entitled to your share of your Fund's net income and any net gains realized on investments.

Your share of a Fund's income from dividends and interest, and any net realized short-term capital gains, are paid to you as DIVIDENDS, which are taxed at the same rate as ordinary income.

Generally, each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. Net realized long-term gains are paid to you as CAPITAL GAINS DISTRIBUTIONS. Currently, long-term capital gains result from sales of securities held for greater than one year and are taxed at a maximum rate of 20%.

Distributions are subject to these capital gains rates regardless of how long you have held your shares.

TAXES

As with any investment, you should consider how your investment in the Funds will be taxed. The following information is meant as a general summary for U.S. taxpayers. Please see the Funds' SAI for more information. You should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

For IRA accounts, all distributions will be automatically reinvested because payment of distributions in cash to you would be a taxable distribution from your IRA, and might be subject to tax penalties.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges between accounts, are subject to the federal income tax on capital gains. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.

Whenever you sell shares of a Fund, we will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a year-end statement every January. It is up to you or your tax preparer to determine whether any given sale resulted in a capital gain or loss, and if so, the amount of tax to be paid.

Be sure to keep regular account statements; the information they contain will be essential in calculating the amount of your dividends and capital gains.

BACKUP WITHHOLDING

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

-----------------------------------------------------------------------------
UNDERSTANDING PORTFOLIO TURNOVER

Before investing in a mutual fund, investors should consider its portfolio turnover rate. The portfolio turnover rate is an indication of how long the manager holds securities in the portfolio.

For example, if the portfolio turnover rate is 100%, then the average holding period is one year. If the portfolio turnover rate is 50%, then the average holding period would be two years.

Funds with low portfolio turnover rates have lower brokerage and other transaction costs, and the tax rates attached to the capital gains they generate may be lower. According to the Morningstar Principia Database, as of December 31, 2000, the average portfolio turnover rate for an international equity mutual fund was 85%, and 114% for a domestic equity fund. The International Fund had a 38% portfolio turnover rate for its fiscal year ended October 31, 2000. The turnover rates for the American Enterprise and American Opportunities Funds were 67% and 62%, respectively, for the fiscal year ended October 31, 2000.
------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO BUY SHARES

The Funds are 100% no-load and therefore have no sales charges of any kind. The purchase price is a Fund's net asset value per share (NAV), which is calculated as of the close of trading on the New York Stock Exchange ("NYSE")(usually 4:00 p.m. Eastern time) every day the NYSE is open. Shares may not be purchased on days the exchange is closed. Because some foreign exchanges are open on days when the NYSE is closed, the NAV of a Fund, and particularly the International Fund, may change on a day when you cannot buy or sell shares of the Fund. Options for purchasing shares of the Funds are listed on pages 20-21.

Shares of the Funds may be purchased or sold through certain fund supermarkets, broker-dealers or financial institutions ("Processing Intermediaries"). Processing Intermediaries may use procedures and impose fees or restrictions in addition to or different from those applicable to shareholders who invest directly in the Funds. The Advisor may, out of its own resources and at no additional costs to the Funds or shareholders, pay Processing Intermediaries for providing services to the Funds or to shareholders.

The NAV of a Fund generally is determined on the basis of the market price of its assets, minus its liabilities. A Fund's investment in a security listed or traded on a recognized stock exchange or NASDAQ is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of 4:00 p.m. Eastern time, if that is earlier. That value is then converted into the U.S. dollar equivalent using foreign exchange rates in effect at noon that day. The exception to this policy is Canadian and Latin American securities, which generally are converted into their U.S. dollar equivalent at 4:00 p.m. Eastern time.

Securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith under guidelines established by the Board of Trustees.

An order will be priced at the next NAV calculated after it is accepted by the Funds. All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Accounts may not be opened with a third party check. The Funds do not accept cash or credit cards. If payment for an order does not clear, the purchase will be canceled and the shareholder will be liable for any losses or fees the Funds or their Transfer Agent incur.

MINIMUM INVESTMENTS
----------------------------------

                    Initial   Additional
Regular Account     $2,500    $100
Automatic Invest    $1,000    $100
Traditional IRA     $1,000    $100
Roth IRA            $1,000    $100

                    THE FOLLOWING ACCOUNT TYPES CAN BE OPENED
                         USING THE ENCLOSED APPLICATION.

INDIVIDUAL OR JOINT OWNERSHIP - FOR YOUR GENERAL INVESTMENT NEEDS.

     Individual accounts are owned by one person. Joint accounts can have two or more owners.

GIFT OR TRANSFER TO A MINOR (UGMA, UTMA) - TO INVEST FOR A MINOR'S EDUCATION OR OTHER FUTURE NEEDS.

     These custodial accounts provide ways to give money to a minor. The account application must include the minor's social security number.

TRUST OR ESTABLISHED EMPLOYEE BENEFIT OR PROFIT-SHARING PLAN - FOR MONEY BEING INVESTED BY A TRUST, EMPLOYEE BENEFIT PLAN, OR PROFIT-SHARING PLAN.

   The trust or plan must be established before an account can be opened.

CORPORATION OR OTHER ENTITY - FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, INSTITUTIONS, OR OTHER GROUPS.

  You will need to send a certified corporate resolution with your application.
--------------------------------------------------------------------------------
                  TO ESTABLISH ONE OF THE FOLLOWING RETIREMENT
                       ACCOUNTS PLEASE CALL 1-800-811-0535
                          FOR COMPLETE IRA INFORMATION.

- TRADITIONAL IRA: An individual retirement account. Contributions may or may not be tax deductible depending on a shareholder's circumstances. Assets can grow tax-free. When distributions are received they are taxable as income.

- ROTH IRA: An IRA with non-deductible contributions, tax-free growth of assets, and tax-free distributions for qualified expenses.

- SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS): An IRA that allows small business owners or those with self-employment income to make tax-deductible contributions of up to $30,000 per year for themselves and any eligible employees.

- SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE): Firms with 100 or fewer employees who do not have a retirement plan can establish a SIMPLE Plan. Employees can establish a SIMPLE plan in the form of either an IRA or a 401(k) plan. Employers using IRAs must either match the first 3% of pay each employee defers under the plan, or alternatively, make a non-elective contribution of 2% of pay for each eligible employee.

HOW TO BUY SHARES OF THE FUNDS
--------------------------------------------------------------------------------
MAIL
--------------------------------------------------------------------------------
TO OPEN AN ACCOUNT:

- Complete and sign the application. Make your check(s) payable to the Fund(s) in which you wish to invest. Mail to the address on the application, or for overnight delivery:

      THOMAS WHITE FUNDS FAMILY
      Shareholder Services Center
      615 East Michigan Street
      3rd Floor
      Milwaukee, WI 53202

TO ADD TO AN ACCOUNT:

- Make your check(s) payable to the Fund(s) in which you wish to invest and include the stub from one of your statements with a letter containing your name and account number. Remember to always put your account number on your check. Mail to the address on your statement.

--------------------------------------------------------------------------------
PHONE 1-800-811-0535
--------------------------------------------------------------------------------
TO OPEN AN ACCOUNT:

- You may only open a NEW account by phone if you wire your investment to our Transfer Agent. See the section "Wire" below.

TO ADD TO AN ACCOUNT:

- Purchase shares by telephone. Call first to verify that this service is in place on your account. (This service is not available for IRAs).

You must make your telephone purchases by 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------
WIRE
--------------------------------------------------------------------------------
TO OPEN AN ACCOUNT:

o If you make your initial investment by wire you must fill out an application marked "follow-up" and send it to our Transfer Agent. The application must be received before any of the purchased shares can be redeemed. Prior to wiring your investment to the Transfer Agent, call and establish an account to ensure the Transfer Agent correctly credits your account.

TO ADD TO AN ACCOUNT:

-  Wire to:

     Firstar Bank, N.A.
     777 E. Wisconsin Ave.
     Milwaukee, WI 53202
     ABA Number 0750-00022
     Firstar Mutual Fund Services
     A/C 112-952-137
     For further credit to:
     (Fund name)
     (Investment account number)
     (Name or account registration)

--------------------------------------------------------------------------------
AUTOMATIC INVESTMENT PLAN
--------------------------------------------------------------------------------
TO OPEN AN ACCOUNT:

- You may open a new account with a $1,000 minimum initial investment if you sign up for the Automatic Investment Plan. Fill out the Automatic Investment Plan section on the application for monthly or quarterly transfers from your bank account.

TO ADD TO AN ACCOUNT:

- If you would like to add this service to your account, or if you already have this service, you can easily change the frequency or amount of your automatic investments over the phone by calling 1-800-811-0535.

GUIDELINES

- Your bank must be a member of Automatic Clearing House (ACH).

- If the transfer is from a checking account, this application must be accompanied by a voided check.

- If the transfer is from a savings account, this application must be accompanied by a savings account deposit slip.

- The application must be received, with initial investment, at least 15 business days prior to the initial ACH transaction.

- If the automatic purchase cannot be made due to insufficient funds, a $25 fee will be assessed. Your Automatic Investment Plan will be terminated after two such occurrences.

- This plan will terminate upon redemption of all shares in your account.

- Altering the bank information of this Plan must be in writing and received by Firstar Mutual Fund Services, LLC. Please allow five business days for these changes to become effective.

HOW TO SELL SHARES

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted.

A Fund may hold payment on redemptions until it is reasonably satisfied that it has received payment for a recent purchase made by check, by the Automatic Investment Plan, or by telephone purchase, which can take up to fifteen days.

To sell shares in a regular (non-IRA) account, you may use any of the methods described here. To sell shares in an IRA, your request must be made in writing. If you need an IRA Withdrawal Request form, call us at 1-800-811-0535.

SELLING SHARES IN WRITING

Please send a letter with:

-  your name;

-  your Fund account number;

-  the dollar amount or number of shares to be redeemed; and

-  any other applicable requirements listed in the table on the next page.

Mail your letter to:
   THOMAS WHITE FUNDS FAMILY
   c/o Firstar Mutual Fund
      Services, LLC
   P.O. Box 701
   Milwaukee, WI 53201-0701

CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE, designed to protect shareholders and the Funds from fraud. You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or savings association. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

Your request must be made in writing and include a signature guarantee if any of the following situations applies:

-  you wish to redeem more than $50,000 worth of shares;

- your name has changed by marriage or divorce (send a letter indicating your account number(s) and old and new names, signing the letter in both the old and new names and having both signatures guaranteed);

- your address has changed within the last 30 days and you would like to redeem shares;

- the check is being mailed to an address different from the one on your account (record address);

-  the check is being made payable to someone other than the account owner; or

- you are instructing us to wire the proceeds to a bank or brokerage account and have not previously arranged for telephone redemption by wire.

REDEMPTION FEE

The Funds, especially the International Fund, can experience substantial price fluctuation and are intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Funds' investment programs and create additional transaction costs that are borne by all shareholders. For these reasons, the Funds assess a 2% fee on redemptions (including exchanges) of Fund shares held for less than two months.

Redemption fees are paid to each Fund to help offset transaction costs and to protect the Fund's long-term shareholders. Each Fund will use the "first-in, first-out" (FIFO) method to determine the two-month holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than two months, the fee will be charged.

The redemption fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains) or to shares held in retirement plans such as SIMPLE IRA and SEP-IRA accounts. The fee does apply to shares held in traditional and Roth IRA accounts and to shares purchased through Automatic Investment Plans.

The Funds understand that the majority of purchases of Fund shares may be for a long-term investment program, but due to unforeseen circumstances, shares must be sold within sixty days of purchase. In such cases, the Funds reserve the right to waive the redemption fee.

The following types of shareholders are exempt from the redemption fee: employees of the Advisor or members of their immediate families or employee benefit plans for them; certain pre-approved group investment plans and charitable organizations; profit-sharing trusts, corporations or other institutional investors who are investment advisory clients of the Advisor, and omnibus or similar account customers of certain pre-approved broker dealers and other institutions.

HOW TO SELL SHARES OF THE FUNDS
--------------------------------------------------------------------------------
PHONE 1-800-811-0535
--------------------------------------------------------------------------------
All accounts except IRAs      To verify that the telephone redemption plan is in
                              place, call 1-800-811-0535. This may be selected on the application.

You must make your telephone redemptions by 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------
MAIL
--------------------------------------------------------------------------------
Individuals, Joint Owners,      - The letter of instruction must be signed by
Sole Proprietorships,             all persons required to sign for transactions
UGMA, UTMA                        (usually, all owners of the account), exactly
                                  as their names appear on the account.

IRAs                            - The account owner should complete an IRA
                                  Withdrawal Request form. Call 1-800-811-0535 to request one.

Trust                           - The trustee must sign the letter indicating
                                  capacity as trustee. If the account
                                  registration does not include the trustee's name, provide a copy of the trust document certified within the last 30 days.

Business or Organization        - The person or persons authorized by corporate
                                  resolution to act on the account must sign, in that person's official capacity, the redemption request on the corporation's stationery.

                                - Include a corporate resolution certified
                                  within 30 days if the amount to be redeemed exceeds $50,000.

Executor, Administrator,        - Call 1-800-811-0535 for instructions.
Conservator, Guardian

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

DOING BUSINESS WITH THE FUNDS

For customer service call 1-800-811-0535. The Funds provide customers with service Monday through Friday, except holidays, from 9:00 a.m. to 8:00 p.m. Eastern time.

Shareholders can also retrieve account information through the Funds' automated phone system by dialing the above toll-free number.

At the discretion of the Funds, investors may be permitted to purchase Fund shares by transferring securities to a Fund that are compatible with that Fund's investment objective and policies. See the SAI for further information.

Subject to limitations described in the SAI, each Fund reserves the right to redeem its shares in kind through payment of portfolio securities instead of cash.

Investors who make excessive moves in and out of the Funds generate additional costs that fall upon all of a Fund's shareholders. To minimize such costs, the Funds reserve the right to reject any specific purchase order. Purchase orders may also be refused if, in the Advisor's opinion, they are of a size that would disrupt the management of a Fund. There is also a 2% redemption fee on most Fund shares held for less than two months.

Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

If the value of an account falls below $1,000 due to redemptions or exchanges, a notice of liquidation will be sent to the investor's address of record. The Funds reserve the right to close that account and send the proceeds to the shareholder unless sufficient additional shares are purchased.

If checks representing redemption proceeds or dividend and capital gains distributions are returned "undeliverable" or remain uncashed for six months, the checks shall be canceled and the proceeds will be reinvested in the appropriate Fund at the per share NAV on the date of cancellation. In addition, after such six-month period, the cash election will automatically be changed and future dividends and distributions will be reinvested at the per share NAV determined on the date of payment of such distributions.

If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

ADDRESS CHANGES

An address may be changed by calling 1-800-811-0535. The Funds will send a written confirmation of the change to both the old and new addresses. No telephone redemptions may be made for 30 days after a change of address by phone. During those 30 days, a signature guarantee will be required for any written redemption request unless the change of address was made in writing with a signature guarantee.

TELEPHONE TRANSACTIONS

(For your protection, all transactions are completed over a recorded line.) Many transactions may be initiated by telephone:

-  Change of address;

- Request duplicate statements to be sent to someone designated by the shareholder;

-  Request a current account statement;

-  Purchase shares (option must be pre-established);

- Redeem shares (option must be pre-established, not available for IRA accounts);

- Change the frequency or amount, or discontinue the Automatic Investment Plan on your account(s);

-  Discontinue the telephone redemption privilege for an account;

-  Change distribution option (does not apply to IRA accounts);

- Redeem shares, with a check sent to the address of record (does not apply to IRA accounts, and address of record must not have changed in the last 30 days);

- Exchange an investment from an INDIVIDUAL account to an existing IRA account with an identical registration;

- Change the contribution year on an IRA account to the previous year up until April 15 of the current year.

The Funds will not be responsible for any losses resulting from unauthorized telephone transactions if they follow procedures reasonably designed to verify the identity of the caller. Those procedures may include recording the call, requesting additional information, and sending written confirmation of telephone transactions.

You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement. If you do not want to be able to initiate purchase or redemption transactions by telephone, you should decline these privileges on your account application or call the Funds for instructions at 1-800-811-0535.

If you are unable to reach the Funds by phone (for example during periods of unusual market activity), you should consider placing your order by mail.

TELEPHONE EXCHANGE PLAN

The Funds' telephone exchange plan permits you to exchange your investment between one Fund and another, or between a Fund and one of the Firstar Money Market Funds. The Firstar Money Market Funds are:

-  Money Market Fund;

-  U.S Treasury Money Market Fund;

-  U.S. Government Money Market Fund; and

-  Tax-Exempt Money Market Fund.

Before exchanging with one of the available money market funds, please call and request a prospectus. You will be asked if you have read the prospectus, and an exchange cannot be accepted unless you indicate that you have done so. Each of the money market funds is a noload fund managed by FIRMCO, a Wisconsin limited liability company and subsidiary of Firstar Corporation, a bank holding company.

The price at which shares are exchanged is determined by the time of day that we receive the request. To get today's price, call before 4:00 p.m. Eastern time.

EXCHANGE PLAN
RESTRICTIONS

Exchanges will be limited to four roundtrip exchanges per year (a roundtrip is the exchange out of one fund into another fund, and then back into the original fund).

Shares of the fund being exchanged into must be available for sale in the your state. The International Fund and the Firstar Money Market Funds are available in all 50 states. The American Enterprise and American Opportunities Funds will have a limited availability during the first two years of operation. You can call 1-800-811-0535 to verify the availability in your state.

You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.

To  establish a new account  through an exchange,  the  exchange  must be for at
least  the  minimum  initial   investment  of  $2,500.   For  exchanges  between
established accounts the minimum exchange value must be at least $1,000.

The exchange plan is not available for shares of a fund for which certificates have been issued.

Because excessive trading can hurt the Funds' performance and shareholders, the Funds reserve the right to temporarily or permanently terminate the exchange privilege of any investor who makes excessive use of the exchange plan.

The Funds also reserve the right to refuse  exchange  purchases by any person or
group,   if  TWI  believes  that  the  purchase  will  be  harmful  to  existing shareholders.

Please remember that exchanges between taxable/nonretirement accounts will have tax consequences.

The Funds reserve the right to terminate or modify the exchange plan at any time, but will try to give prior notice whenever they are able to reasonably do so.

CONTACTING THE THOMAS WHITE FUNDS FAMILY

--------------------------------------------------------------------------------
PHONE 1-800-811-0535
--------------------------------------------------------------------------------
The following documents are available for free and provide further information on the Funds:

-  ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

   In the annual report, you will find a letter to shareholders from the Fund manager and a discussion of the events that impacted the Funds' performance during the period covered, as well as a list of the Funds' investments.

-  STATEMENT OF ADDITIONAL INFORMATION (SAI)

   The SAI contains additional information about the Funds. A current SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

You may obtain copies of these documents, or make inquiries about the Funds, by calling the telephone number above.

--------------------------------------------------------------------------------
E-MAIL
--------------------------------------------------------------------------------
Send your request to the Funds at info@thomaswhite.com. You may also obtain copies of Fund documents, after paying a duplicating fee, by sending a request to publicinfo@sec.gov.

--------------------------------------------------------------------------------
ON THE INTERNET
--------------------------------------------------------------------------------
Fund documents can be viewed on-line or downloaded from two Internet websites:

         The Securities and Exchange Commission: http://www.sec.gov THOMAS WHITE FUNDS FAMILY: http://www.thomaswhite.com

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
THOMAS WHITE FUNDS FAMILY
   440 South LaSalle Street
   Suite 3900
   Chicago, IL 60605

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202-942-8090 for more information) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811-8348

                                         2000, Thomas White International, Ltd.

                                        [LOGO]THOMAS WHITE
                                              FUNDS FAMILY
                                              CAPTURING VALUE WORLDWIDE-SM-

ACCOUNT APPLICATION FORM
ANY QUESTIONS PLEASE CALL 1-800-811-0535.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              DO NOT USE FOR AN IRA
-----------------------------------------------------------------------------------------------------------------------------------
     COMPLETE
     AND MAIL TO:         THOMAS WHITE FUNDS FAMILY   c/o Firstar Mutual Fund Services, LLC  P.O. Box 701  Milwaukee, WI 53201-0701
-----------------------------------------------------------------------------------------------------------------------------------
INITIAL INVESTMENT        / /   Enclosed is my check payable to THOMAS WHITE AMERICAN ENTERPRISE FUND for $______________.
(Minimum $2,500)          / /   Enclosed is my check payable to THOMAS WHITE AMERICAN OPPORTUNITIES FUND for $______________.
                          / /   Enclosed is my check payable to THOMAS WHITE INTERNATIONAL FUND for $______________.
                          / /   By Wire Transfer $______________  (Please read the Prospectus for wire transfer instructions.)
---------------------------------------------------------------------------------------------------------------------------
REGISTRATION
(Please Print or          1.  Individual    ____________________________________________________________________________________
type.)                                      First Name                Initial            Last Name        Social Security Number

                          2.  Joint Tenants ____________________________________________________________________________________
                                            First Name                 Initial            Last Name        Social Security Number
                              "Joint Tenants with Right of Survivorship and not as Tenants in Common" (Unless otherwise specified)

                          3.  Gifts/Transfers ___________________________________________________________________________________
                              to Minors       Custodian's Name (only one can be named)

                                            -------------------------------------------------------------------------------------
                                            Minor's Name                              Minor's Social Security Number

                                            Under the ___________________ Uniform Gifts/Transfers to Minors Act.
                                                      State of Residence

                          4.  Trusts,         ____________________________________________________________________________________
                              Corporations,   Name of Trust/Corporation/Partnership
                              or Other Entity

                                              _____________________________________________________________________________________
                                              Date of Trust Instrument  Taxpayer Identification Number         Name of Beneficiary
                                                                                                     (If Included in Registration)

                                              _____________________________________________________________________________________
                                              Name of Trustees (If to Be Included in Registration)

                          A corporate resolution form is required. Additional documentation and certification may be requested for trusts and other entities.
-----------------------------------------------------------------------------------------------------------------------------------
MAILING                                                                                 DUPLICATE CONFIRMATION TO:
ADDRESS

                          ----------------------------------------------------------        ---------------------------------------
                          Street or P.O. Box                                                Name

                          ----------------------------------------------------------        ---------------------------------------
                          City                           State             Zip              Street or P.O. Box

                          ----------------------------------------------------------        ---------------------------------------
                          Daytime Phone Number           Evening Phone Number               City                   State        Zip

                          State of Residence ____________________ Citizenship:  / / U.S.    / /  Other (Please Specify)____________
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
                          / /     Reinvest income dividends and capital gains distributions in additional shares.

                          / /     Pay all income dividends and capital gains distributions in cash.

                          / /     Pay income dividends and Reinvest capital gains distributions.

                          / /     Reinvest income dividends and Pay capital gains distributions in cash.
---------------------------------------------------------------------------------------------------------------------------

                                                                                                             (OVER, PLEASE)




TELEPHONE                 / /   TELEPHONE PURCHASE. Permits the purchase of shares using your bank account to clear the
OPTIONS                         transaction. Complete bank account information below.

                          / /   TELEPHONE REDEMPTION. The proceeds will be mailed to the address above or deposited to
Your signed application         your bank account. Complete bank account information below.
must be received at
least 15 business days     -----------------------------------------------------------------------------------------------------
prior to initial           Name on Bank Account
transaction.
                           -----------------------------------------------------------------------------------------------------
An unsigned voided         Bank Name                                                     Account Number
check (for checking
accounts) or a             -----------------------------------------------------------------------------------------------------
savings account deposit    Bank Address
slip is required with
your Application.

                           -----------------------------------------------------------------------------------------------------


AUTOMATIC                  ESTABLISH REGULAR MONTHLY OR QUARTERLY INVESTMENTS IN YOUR FUND ACCOUNT THROUGH AUTOMATIC DEDUCTIONS
INVESTMENT                 FROM YOUR BANK ACCOUNT.
PLAN
                           Please start my Automatic Investment Plan as described in the Prospectus beginning:

                           Month _________________ Year _____. I hereby instruct Firstar Mutual Fund Services, LLC, Transfer Agent for the THOMAS WHITE FUNDS FAMILY to automatically transfer $ ___________ (minimum $100) directly from
An unsigned voided         my checking, NOW, or savings account named below on the ________ day of each month or the first business
check (for checking        day thereafter. I understand that I will be assessed a $25 fee if the automatic purchase cannot be made
accounts) or a savings     due to insufficient funds, stop payment, or for any other reason.
account deposit slip
is required with your      --------------------------------------------------------------------------------------------------------
application.               Name(s) on Bank Account

                           --------------------------------------------------------------------------------------------------------
                           Bank Name                                                     Account Number

                           --------------------------------------------------------------------------------------------------------
                           Bank Address

                           --------------------------------------------------------------------------------------------------------
                           Signature of Bank Account Owner                               Signature of Joint Owner

                           It is understood that this Automatic Investment Plan requires acceptance by the THOMAS WHITE FUNDS
                           FAMILY. Receipt of the current Prospectus is acknowledged, and I agree to be bound by its terms. I have read and understood the conditions of the THOMAS WHITE FUNDS FAMILY Automatic Investment Plan. I also understand that this plan may be terminated or modified at any time without notice by THOMAS WHITE FUNDS
                           FAMILY or Firstar Mutual Fund Services, LLC.
                           --------------------------------------------------------------------------------------------------------


SIGNATURE(S)               I (we) have the full right, power, and legal capacity and am (are) of legal age in my (our) state of
AND TAXPAYER               residence to purchase shares of the Funds. I (we) affirm that I (we) have received and read the current
IDENTIFICATION             prospectus of the Funds and agree to its terms. I (we) understand the Funds' investment objectives
NUMBER                     and policies and have determined that the Funds are a suitable investment based upon my (our)
CERTIFICATION              investment needs and financial situation.

                           I (we) ratify any instructions given pursuant to the authorization(s) herein, and agree that neither the Transfer Agent and its affiliates, nor the THOMAS WHITE FUNDS FAMILY, will be liable for any loss, damages, liability, cost, or expense for acting upon such instructions when believed to be genuine.

                           Under the penalty of perjury, I (we) certify that (1) the Social Security Number or Taxpayer
                           Identification Number shown on this form is my (our) correct Taxpayer Identification Number(s), and
                           (2) I (we) am (are) not subject to backup withholding either because I (we) have not been notified by the Internal Revenue Service (IRS) that I (we) am (are) subject to backup withholding as a result of a failure to report all interest and dividends, or the IRS has notified me (us)
                           that I (we) am no longer subject to backup withholding.

                           The IRS does not require your consent to any provision of this document other than the certification required to avoid backup withholding.



AUTHORIZED                 -------------------------------------/-----/---- -----------------------------------------------/---/---
SIGNATURES                 Signature of Owner / Custodian       Date        Corp. Officer / Partner / Trustee    Title     Date


                           -------------------------------------/-----/---- -----------------------------------------------/---/---

                           Signature of Co-Owner (if any)       Date         Corp. Officer / Partner / Trustee    Title     Date
------------------------------------------------------------------------------------------------------------------------------------


                                  OUR ATTITUDE

                            TOWARD FUND SHAREHOLDERS


1. The goal of the THOMAS WHITE FUNDS FAMILY is to attract and serve the prudent, long-term investor.

2. The Funds are designed to reflect our belief that shareholders should, in addition to receiving competitive returns, also benefit from lower volatility. A more stable portfolio encourages investors to stay the course in falling market environments. This promotes success in reaching long-term investment goals.

3. We communicate with our shareholders as if we were in partnership with them. Topics include setting goals and developing investment perspective. We encourage shareholders to be highly knowledgeable, well-informed and to work toward accepting us as a trusted advisor.

4. Our pro-shareholder attitude is clearly reflected in the Funds' expense structure. The Funds are 100% no-load, which means no sales charges or 12b-1 fees. The Funds' portfolio turnover rates are expected to be lower than the average for comparable mutual funds. This means that we try to minimize both trading costs and shareholder taxes.

5. We believe that shareholders' interests come before our own. Our professionals have adopted a strong ethics policy to demonstrate their dedication to this belief. This policy prohibits all firm employees from buying common stocks for themselves.

6. Providing quality service in the administration of your shareholder account is a source of pride for us. Simply call our toll-free number:
     1-800-811-0535.



Not Part of Prospectus                                                   [GLOBE]

                      INVESTMENT ADVISER AND ADMINISTRATOR

                        Thomas White International, Ltd.
              440 S. LaSalle Street, Suite 3900 - Chicago, IL 60605
                                 1-800-811-0535

                                   CUSTODIANS

                    The Northern Trust Company - Chicago, IL
                       Firstar Bank, N.A. - Milwaukee, WI

                                  LEGAL COUNSEL

                            Dechert - Washington, DC

                             INDEPENDENT ACCOUNTANTS

                    PricewaterhouseCoopers LLP - Chicago, IL

                                 TRANSFER AGENCY

                Firstar Mutual Fund Services, LLC - Milwaukee, WI













                             [LOGO]THOMAS WHITE
                                   FUNDS FAMILY
                                   CAPTURING VALUE WORLDWIDE-SM-



                                                   Not Part of Prospectus

                           LORD ASSET MANAGEMENT TRUST

                 THIS STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2001 IS NOT A PROSPECTUS. IT SHOULD BE
                 READ IN CONJUNCTION WITH THE PROSPECTUS OF THE
                     THOMAS WHITE AMERICAN ENTERPRISE FUND,
                    THOMAS WHITE AMERICAN OPPORTUNITIES FUND,
                       and THOMAS WHITE INTERNATIONAL FUND
                               DATED MARCH 1, 2001
                              WHICH MAY BE OBTAINED
                         WITHOUT CHARGE UPON REQUEST TO
                          THE THOMAS WHITE FUNDS FAMILY
                      440 SOUTH LASALLE STREET, SUITE 3900
                          CHICAGO, ILLINOIS 60605-1028
                            TELEPHONE: 1-800-811-0535
                            TELECOPY: (312) 663-8323

This statement of Additional Information incorporates by reference financial statements of the Funds from Funds' most recent annual report to shareholders. You can obtain a copy of this report by calling 1-800-811-0535.

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY..........................................
INVESTMENT OBJECTIVES AND POLICIES.......................................
    Investment Policies..................................................
    Repurchase Agreements................................................
    Loans of Portfolio Securities........................................
    Temporary Investments and Cash Management............................
    Debt Securities......................................................
    Futures Contracts....................................................
    Options on Securities, Indices and Futures...........................
    Foreign Currency Hedging Transactions................................
    Depositary Receipts..................................................
    Foreign Market Risks.................................................
    Brady Bonds..........................................................
    Illiquid and Restricted Securities...................................
    Other Investment Companies...........................................
    Borrowing............................................................
    Investment Restrictions..............................................
    Additional Restrictions .............................................
    Risk Factors.........................................................
    Trading Policies.....................................................
MANAGEMENT OF THE TRUST..................................................
PRINCIPAL SHAREHOLDERS...................................................
INVESTMENT MANAGEMENT AND OTHER SERVICES.................................
    Investment Management Agreement. ....................................
    Management Fees .....................................................
    The Advisor .........................................................
    Code of Ethics.......................................................
    Transfer Agent.......................................................
    Custodians...........................................................
    Legal Counsel........................................................
    Independent Accountants..............................................
    Reports to Shareholders..............................................
BROKERAGE ALLOCATION.....................................................
PURCHASE, REDEMPTION AND PRICING OF SHARES...............................
TAX STATUS...............................................................
DESCRIPTION OF SHARES....................................................
PERFORMANCE INFORMATION..................................................
FINANCIAL STATEMENTS.....................................................

                         GENERAL INFORMATION AND HISTORY

       The Thomas White American Enterprise Fund, Thomas White American Opportunities Fund and Thomas White International Fund are all diversified series of Lord Asset Management Trust (the "Trust"), an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The three Funds are the Trust's only series of shares. The Trust is a Delaware business trust organized on February 9, 1994.

                       INVESTMENT OBJECTIVES AND POLICIES

       Investment Policies. The investment objective and policies of the Funds are described in the Funds' Prospectus.

       Repurchase Agreements. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. The repurchase price will reflect an agreed upon rate of interest not tied to the coupon rate of the underlying security. Under the 1940 Act, repurchase agreements are considered to be loans collateralized by the underlying security. Under a repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Thomas White International, Ltd. (the "Advisor" or "TWI") will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price. However, if the seller should default on its obligation to repurchase the underlying security, the Funds may experience delay or difficulty in exercising their rights to realize upon the security and might incur a loss if the value of the security declines, as well as costs in liquidating the security. The Funds will enter into repurchase agreements only with parties who meet creditworthiness standards approved by the Board of Trustees, i.e., banks or broker-dealers which have been determined by the Advisor to present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction. Although the Funds may enter into repurchase agreements, they have no present intention of doing so.

       Loans of Portfolio Securities. Each Fund may lend to banks and broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral
(consisting  of  any  combination  of  cash,  U.S.   Government   securities  or
irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Funds retain all or a portion of the interest received on investment of the cash collateral or receive a fee from the borrower. The Funds may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Funds will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. In the event that the borrower defaults on its obligations to return borrowed securities, because of insolvency or otherwise, a Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the borrowed securities.

       Temporary Investments and Cash Management. The Funds may, because of adverse market conditions, decide to take a temporary defensive position. Each Fund may invest up to 100% of its total assets in the following instruments:


1. Short-term (less than 12 months to maturity) and medium-term (not greater than 5 years to maturity) obligations issued or guaranteed by either the U.S. government or the governments of foreign countries or their agencies;
2.   Finance company and corporate commercial paper;
3.   Demand notes;
4.   Other short-term obligations;
5. Obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks;
6. Repurchase agreements with banks and broker-dealers with respect to the above listed securities; or
7.   Cash.

The Funds may also invest in such instruments for purposes of cash management.

       Debt Securities. Bonds and other debt instruments are methods for an issuer to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates.

       The Funds may invest in debt securities which are rated in any rating category by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's Ratings Services ("S&P"), or which are not rated by Moody's or S&P. As an operating policy, which may be changed without shareholder approval, each Fund will not invest or hold more than 5% of its net assets in debt securities rated Baa or lower by Moody's or BBB or lower by S&P or, if unrated, are of equivalent investment quality as determined by the Advisor. Such securities are not considered to be "investment grade" and are sometimes referred to as "junk bonds." The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high risk, lower-quality debt securities would be consistent with the interests of a Fund and its shareholders. High risk, lower-quality debt securities are considered to be speculative with respect to the issuer's ability to pay interest and repay principal.

       The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Funds' net asset values.

       Although they may offer higher yields than do higher rated securities, low rated and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Funds' ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Funds' shares.

       Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the Funds to achieve their investment objectives may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Funds were investing in higher rated securities.

       Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, the Funds may incur additional expenses to seek recovery. The low rated bond market is relatively new, and many of the outstanding low rated bonds have not endured a major business recession.

       The Funds may accrue and report interest on bonds structured as zero coupon bonds or pay-in-kind securities as income even though it receives no cash interest until the security's maturity or payment date. In order to qualify for beneficial tax treatment afforded regulated investment companies, the Funds must distribute substantially all of their net income to shareholders (see "Tax Status"). Thus, the Funds may have to dispose of their portfolio securities under disadvantageous circumstances to generate cash in order to satisfy the distribution requirement.

       Futures Contracts. The Funds may buy and sell financial futures contracts, stock and bond index futures contracts, foreign currency futures contracts and options on any of these for hedging purposes only. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

       Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements.

       The Funds may buy and sell index futures contracts with respect to any stock or bond index traded on a recognized stock exchange or board of trade. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The index futures contract specifies that no delivery of the actual securities making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the index at the expiration of the contract.

       When a Fund enters into a futures contract, it must make an initial deposit, known as "initial margin", as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, at the time a Fund purchases a futures contract, an amount of cash, or liquid securities equal to the market value of the contract will be deposited in a segregated account with the Fund's Custodian. When selling a futures contract, a Fund will maintain with its Custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract or, in the case of an index futures contract, owning a portfolio with a volatility substantially similar to that of the index on which the futures contract is based, or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's Custodian).

       Each Fund will limit its use of futures contracts so that no more than 5% of the Fund's total assets would be committed to initial margin deposits or premiums on such contracts. The value of the underlying securities on which futures contracts will be written at any one time will not exceed 25% of the total assets of a Fund.

       Options on Securities, Indices and Futures. The Funds may write (i.e., sell) covered put and call options and purchase put and call options on securities, securities indices and futures contracts that are traded on United States and foreign exchanges and in the over-the-counter markets.

       An option on a security or a futures contract is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security or futures contract (in the case of a call option) or to sell a specified security or futures contract (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

       The Funds may write a call or put option only if the option is "covered." A call option on a security or futures contract written by a Fund is "covered" if the Fund owns the underlying security or futures contract covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolios. A call option on a security or futures contract is also covered if a Funds hold a call on the same security or futures contract and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by a Fund in cash or liquid securities in a segregated account with its custodian. A put option on a security or futures contract written by a Fund is "covered" if a Fund maintains cash or fixed income securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security or futures contract and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

       Each Fund will cover call options on securities indices that it writes by owning securities whose price changes, in the opinion of the Advisor, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where a Fund covers a call option on a securities index through ownership of securities, such securities may not match the composition of the index. In that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. Each Fund will cover put options on securities indices that it writes by segregating assets equal to the option's exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

       A Fund will receive a premium from writing a put or call option, which increases its gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security, index or futures contract on which a Fund has written a call option falls or remains the same, that Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security, index or futures contract rises, however, that Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in its investments. By writing a put option, a Fund assumes the risk of a decline in the underlying security, index or futures contract. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security, index or futures contract, writing covered put options will increase a Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

       The Funds may also purchase put options to hedge their investments against a decline in value. By purchasing a put option, the Funds will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option. If the value of the Funds' investments does not decline as anticipated, or if the value of the option does not increase, their loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security, index or futures contract and the changes in value of the Funds' security holdings being hedged.

       The Funds may purchase call options on individual securities or futures contracts to hedge against an increase in the price of securities or futures contracts that they anticipates purchasing in the future. Similarly, the Funds may purchase call options on a securities index to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Funds hold uninvested cash or short-term debt securities awaiting investment. When purchasing call options, the Funds will bear the risk of losing all or a portion of the premium paid if the value of the underlying security, index or futures contract does not rise.

       There can be no assurance that a liquid market will exist when the Funds seek to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although the Funds may be able to offset to some extent any adverse effects of being unable to liquidate an option position, they may experience losses in some cases as a result of such inability. The value of over-the-counter options purchased by each Fund, as well as the cover for options written by each Fund are considered not readily marketable and are subject to each Fund's limitation on investments in securities that are not readily marketable. See "Investment Objectives and Policies - Investment Restrictions."

       The value of the underlying securities and securities indices on which options may be written at any one time will not exceed 15% of the total assets of a Fund. A Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets.

       Foreign Currency Hedging Transactions. In order to hedge against foreign currency exchange rate risks, the Funds may enter into forward foreign currency exchange contracts and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The Funds may also conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. Some price spread on currency exchange (to cover service charges) will be incurred when a Fund converts assets from one currency to another.

       The Funds may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Funds from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date, which is individually negotiated and privately traded by currency traders and their customers. A Fund generally will not enter into a forward contract with a term of greater than one year. A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security. In addition, for example, when a Fund believes that a foreign currency may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell an amount of the former foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as "cross-hedging." A Fund may cross-hedge with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. When a Fund owns or anticipates owning securities in countries whose currencies are linked, the Advisor may aggregate those positions as to the currency being hedged. Because in connection with each Fund's forward foreign currency transactions, an amount of its assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, each Fund will always have cash, cash equivalents or high quality debt securities available in an amount sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked-to-market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event, the Funds' ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Funds than if they had not engaged in such contracts.

       A Fund has no limitation on the percentage of assets it may commit to forward contracts, subject to its stated investment objective and policies, as long as the amount of assets set aside to cover forward contracts would not impede portfolio management or the Fund's ability to meet redemption requests. Although forward contracts will be used primarily to protect the Funds from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.

       The Funds may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates, although, in the event of rate movements adverse to its position, a Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Funds will be traded on U.S. and foreign exchanges or over-the-counter.

       The Funds may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures"). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Funds' portfolio securities or adversely affect the prices of securities that the Funds intend to purchase at a later date. The successful use of foreign currency futures will usually depend on the ability of the Advisor to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Funds may not achieve the anticipated benefits of foreign currency futures or may realize losses.

       Depositary Receipts. American Depositary Receipts ("ADRs") are Depositary Receipts typically issued by a U.S. bank or trust company which allow indirect ownership of securities issued by foreign corporations. Receipts are generally composed of one or more shares of an underlying security. European Depositary Receipts and Global Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation.

       Depositary Receipts may involve many of the risks of other investments in foreign securities. For purposes of the Funds' investment policies, the Funds' investments in Depositary Receipts (other than ADRs) will be deemed to be investments in the underlying securities.

       Foreign Market Risks. Each Fund has the right to purchase securities in any foreign country, developed or underdeveloped. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the Funds may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, which may affect the timing of the Funds' receipt of proceeds from its portfolio securities transactions. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.

       Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current  size of the  markets  for  such  securities  and the  currently  low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

       Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Funds could lose a substantial portion of any investments they have made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Funds' Shareholders.

       Brady Bonds. The Funds may invest a portion of their assets in certain debt obligations customarily referred to as "Brady Bonds," which are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated), and they are actively traded in the over-the-counter secondary market.

       U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds which have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable  interest  rate at that time and is  adjusted  at  regular  intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative.

       Illiquid and Restricted Securities. Each Fund may invest up to 15% of its net assets in illiquid securities, for which there is a limited trading market and for which a low trading volume of a particular security may result in abrupt and erratic price movements. A Fund may be unable to dispose of its holdings in illiquid securities at then current market prices and may have to dispose of such securities over extended periods of time.

       Each Fund may also invest up to 10% of its total assets in securities that are subject to contractual or legal restrictions on subsequent transfer because they were sold (i) in private placement transactions between their issuers and their purchasers, or (ii) in transactions between qualified institutional buyers pursuant to Rule 144A under the U.S. Securities Act of 1933, as amended. As a result of the absence of a public trading market, such restricted securities may be less liquid and more difficult to value than publicly traded securities. Although restricted securities may be resold in privately negotiated transactions, the prices realized from the sales could, due to illiquidity, be less than those originally paid by the Funds or less than their fair value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed or Rule 144A securities held by the Funds are required to be registered under the securities laws of one or more jurisdictions before being resold, the Funds may be required to bear the expenses of registration. Investment in Rule 144A securities could have the effect of increasing the level of the Funds' illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Rule 144A securities determined by the Board of Trustees to be liquid are not subject to the 15% limitation on investments in illiquid securities.

       Other Investment Companies. Certain markets are closed in whole or in part to equity investments by foreigners. A Fund may be able to invest in such markets solely or primarily through governmentally-authorized investment companies. Investment in another investment company may involve the payment of a premium above the value of the issuer's portfolio securities, and is subject to market availability. In the case of a purchase of shares of such a company in a public offering, the purchase price may include an underwriting spread. The Funds do not intend to invest in such circumstances unless, in the judgment of TWI, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, a Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time a Fund would continue to pay its own management fees and other expenses.

       Each Fund may invest in shares of closed-end investment companies. Generally, this would not exceed 10% of the Fund's net assets.

       Borrowing. Each Fund may borrow up to one-third of the value of its total assets from banks to increase its holdings of portfolio securities. Borrowing is a form of leverage, which generally will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value. Borrowings will be subject to interest and other costs.

       Investment Restrictions. Each Fund has imposed upon itself certain investment restrictions which, together with their investment objective, are fundamental policies except as otherwise indicated. No changes in a Fund's investment objective or these investment restrictions can be made without the approval of the Fund's shareholders. For this purpose, the provisions of the 1940 Act require the affirmative vote of the lesser of either (1) 67% or more of the shares of the Fund present at a shareholders' meeting at which more than 50% of the outstanding shares of the Fund are present or represented by proxy or (2) more than 50% of the outstanding shares of the Fund.

In accordance with these restrictions, a Fund will not:

1. Invest in real estate or mortgages on real estate (although the Fund may invest in marketable securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein); invest in other open-end investment companies (except in connection with a merger, consolidation, acquisition or reorganization); invest in interests (other than debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; or purchase or sell commodity contracts (except futures contracts as described in the Fund's prospectus).

2. Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if, as a result, as to 75% of the Fund's total assets (i) more than 5% of the Fund's total assets would then be invested in securities of any single issuer, or (ii) the Fund would then own more than 10% of the voting securities of any single issuer.

3. Act as an underwriter; issue senior securities except as set forth in investment restrictions 5 and 6 below; or purchase on margin or sell short, except that the Fund may make margin payments in connection with futures, options and currency transactions.

4. Loan money, except that the Fund may (i) purchase a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness, (ii) enter into repurchase agreements and (iii) lend its portfolio securities.

5. Borrow money, except that the Fund may borrow money from banks in an amount not exceeding one-third of the value of its total assets (including the amount borrowed).

6. Mortgage, pledge or hypothecate its assets (except as may be necessary in connection with permitted borrowings); provided, however, this does not prohibit escrow, collateral or margin arrangements in connection with its use of options, futures contracts and options on future contracts.

7. Invest 25% or more of its total assets in a single industry. For purposes of this restriction, a foreign government is deemed to be an "industry" with respect to securities issued by it.

8. Participate on a joint or a joint and several basis in any trading account in securities. (See "Investment Objectives and Policies - Trading Policies" as to transactions in the same securities for the Funds and/or other clients with the same adviser.)

9.   Invest in physical commodities.

       If a Fund receives from an issuer of securities held by that Fund subscription rights to purchase securities of that issuer, and if that Fund exercises such subscription rights at a time when that Fund's portfolio holdings of securities of that issuer would otherwise exceed the limits set forth in Investment Restrictions 2 or 7 above, it will not constitute a violation if, prior to receipt of securities upon exercise of such rights, and after announcement of such rights, that Fund has sold at least as many securities of the same class and value as it would receive on exercise of such rights.

       Additional Restrictions. The Funds have adopted the following additional restrictions which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, each Fund may not:

1.   Purchase more than 10% of a company's outstanding voting securities.

2. Invest more than 15% of the Fund's net assets in securities that are not readily marketable (including repurchase agreements maturing in more than seven days and over-the-counter options purchased by the Funds), including no more than 10% of their total assets in restricted securities. Rule 144A securities determined by the Board of Trustees to be liquid are not subject to the limitation on investment in illiquid securities.

       Whenever any investment policy or investment restriction states a maximum percentage of a Fund's assets, which may be invested in any security or other property, it is intended that such maximum percentage limitation be determined immediately after and as a result of that Funds' acquisition of such security or property. Any change in the percentage of a Fund's assets committed to certain securities or investment techniques resulting from market fluctuations or other changes in the Fund's total assets may warrant corrective action by the Advisor, such as selling or closing out the investment in a manner intended to minimize market or tax consequences to the Fund. The values of the Funds' assets are calculated as described in its Prospectus.

       Risk Factors. The Funds have the right to purchase securities in any foreign country, developed or underdeveloped. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

       There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States.

       The Funds endeavor to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchange (to cover service charges) will be incurred, particularly when the Funds change investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies, which would prevent the Funds from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.

       The Funds may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Through the flexible policies of the Funds, the Advisor endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where from time to time it places the investments of the Funds.

       The exercise of these flexible policies may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

       In the absence of willful misfeasance, bad faith or gross negligence on the part of the Advisor, any losses resulting from the holding of the Funds' portfolio securities in foreign countries and/or with securities depositories will be at the risk of the shareholders. The Trustees will take such measures, which may from time to time include expropriation insurance or depository account insurance, to the extent that, in their good faith judgment, they deem advisable under prevailing conditions. No assurance can be given that the Trustees' appraisal of the risks will always be correct.

       There are additional risks involved in futures transactions. These risks relate to a Fund's ability to reduce or eliminate its futures positions, which will depend upon the liquidity of the secondary markets for such futures. The Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract at any particular time. Use of futures for hedging may involve risks because of imperfect correlations between movements in the prices of the futures on the one hand and movements in the prices of the securities being hedged or of the underlying security, currency or index on the other. Successful use of futures by the Funds for hedging purposes also depends upon the Advisor's ability to predict correctly movements in the direction of the market, as to which no assurance can be given.

       There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund was unable to close out an option that it had purchased on a security or a securities index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If trading were suspended in an option purchased by a Fund, it would not be able to close out the option. If restrictions on exercise were imposed, that Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on a security or securities index written by a Fund is covered by an option on the same security or index purchased by that Fund, movements in the security or index may result in a loss to that Fund. However, such losses may be mitigated by changes in the value of that Fund's securities during the period the option was outstanding.

       Trading Policies. The Advisor serves as investment adviser to other clients. Accordingly, the respective portfolios of the Funds and such clients may contain many or some of the same securities. When the Funds and other clients of the Advisor are engaged simultaneously in the purchase or sale of the same security, the transactions will be placed for execution in a manner designed to be equitable to all parties. The larger size of the transaction may affect the price of the security and/or the quantity, which may be bought or sold for the Funds. If the transaction is large enough, brokerage commissions in certain countries may be negotiated below those otherwise chargeable.

                             MANAGEMENT OF THE TRUST

The Trust is governed by a Board of Trustees, who are responsible for protecting the interests of the shareholders of each Fund. The Trustees are experienced executives and professionals who normally meet each quarter to oversee the activities of the Trust and the Funds. A majority of Trustees are not otherwise affiliated with the Funds or TWI.


The name, address, principal occupation during the past five years and other information with respect to each of the Trustees and officers of the Trust are as follows:

Name, Address and                            Principal Occupation
Offices with Trust                    Age    During Past Five Years
-----------------                     ---    -----------------------

Thomas S. White, Jr.*                 56     Chairman of Thomas White International, Ltd.;
440 S. LaSalle St.                           former Managing Director, Morgan Stanley Asset Management
Suite 3900
Chicago, IL 60605
Trustee, President

Douglas M. Jackman                    33     Analyst and Senior Vice President of Thomas White International,
440 S. LaSalle St.                           Ltd.; formerly with Morgan Stanley, involved with equity
Suite 3900                                   analysis and foreign exchange
Chicago, IL 60605
Vice President and
Secretary

David M. Sullivan II                  28     Portfolio Analyst and Fund Accountant of Thomas White
440 S. LaSalle St.                           International, Ltd.
Suite 3900
Chicago, IL 60605
Treasurer

Jill F. Almeida                       50     Retired; former Vice President, Security
1448 N. Lake Shore Dr.                       Pacific Bank
Chicago, IL 60610
Trustee

Nicholas G. Manos*                    76     Attorney (of counsel), Gesas, Pilati & Gesas,
53 W. Jackson Blvd.
Suite 528
Chicago, IL 60604
Trustee

Edward E. Mack III                    56     President, Mack & Parker
55 East Jackson Street                       (Principal Business - Insurance)
Chicago, IL 60604
Trustee

John N. Venson                        52     Medical Doctor (podiatry)
310 Meadowlake Lane
Lake Forest, IL  60045
Trustee

     * Messrs. White and Manos are "interested persons" of the Trust as that term is defined in the 1940 Act. Mr. Manos is the father-in-law of Mr. White.

       For the fiscal year ending October 31, 2001, the Trust will pay each Trustee who is not an "interested person" of the Trust, as that term is defined in the 1940 Act, an annual fee of $5,000. For the fiscal year ended October 31, 2000, the Trust paid the following compensation to all Trustees of the Trust:

--------------------------------------------------------------------------------------------------------------------

                        Aggregate Compensation Pension or Retirement     Estimated Annual      Total Compensation
                                                Benefits Accrued as       Benefits Upon
                                                   Fund Expenses            Retirement
--------------------------------------------------------------------------------------------------------------------

Thomas S. White, Jr.              $0                     $0                     $0                     $0
--------------------------------------------------------------------------------------------------------------------
Jill F. Almeida                 $5,000                   $0                     $0                   $5,000
--------------------------------------------------------------------------------------------------------------------
Nicholas G. Manos                 $0                     $0                     $0                     $0
--------------------------------------------------------------------------------------------------------------------
Edward E. Mack, III             $5,000                   $0                     $0                   $5,000
--------------------------------------------------------------------------------------------------------------------
John N. Venson                  $5,000                   $0                     $0                   $5,000
--------------------------------------------------------------------------------------------------------------------


                             PRINCIPAL SHAREHOLDERS

       As of January 31, 2001, there were 2,885,012 Shares of the International Fund outstanding, of which 146,767 Shares (5.09%) were owned beneficially, directly or indirectly, by all the Trustees and officers of the Trust as a group. As of January 31, 2001, John Wm. Galbraith, P.O. Box 33030, St.
Petersburg, FL 33733, owned beneficially, directly or indirectly, 1,987,142 Shares (68.88%) of the International Fund and on that basis may be able to control the resolution of any matter submitted for a Shareholder vote. As of January 31, 2001, there were 1,455,998 Shares of the American Enterprise Fund outstanding, of which 88,374 Shares (6.07%) were owned beneficially, directly or indirectly, by all the Trustees and officers of the Trust as a group. As of January 31, 2001, John Wm. Galbraith, P.O. Box 33030, St. Petersburg, FL 33733, owned beneficially, directly or indirectly, 1,157,240 Shares (79.48%) of the American Enterprise Fund and on that basis may be able to control the resolution of any matter submitted for a Shareholder vote. As of January 31, 2001, there were 993,410 Shares of the American Opportunities Fund outstanding, of which 128,491 Shares (12.93%) were owned beneficially, directly or indirectly, by all the Trustees and officers of the Trust as a group. As of January 31, 2001, John Wm. Galbraith, P.O. Box 33030, St. Petersburg, FL 33733, owned beneficially, directly or indirectly, 630,490 Shares (63.47%) of the American Opportunities Fund and on that basis may be able to control the resolution of any matter submitted for a Shareholder vote.

                    INVESTMENT MANAGEMENT AND OTHER SERVICES

       Investment Management Agreement. The Advisor of the Funds is Thomas White International, Ltd., (the "Advisor" or "TWI"), an Illinois corporation with offices in Chicago, Illinois. The Investment Management Agreement between the Advisor and the Trust on behalf of a Fund, after an initial two-year term, will continue from year to year, subject to approval annually by the Board of Trustees or by vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and also, in either event, with the approval of a majority of those Trustees who are not parties to the Agreement or interested persons of any such party in person at a meeting called for the purpose of voting on such approval.

       The Investment Management Agreement requires the Advisor to furnish the Funds with investment research and advice. In so doing, without cost to the Funds, the Advisor may receive certain research services described below. The Advisor is not required to furnish any personnel, overhead items or facilities for the Funds, including daily pricing or trading desk facilities, although such expenses are paid by investment advisers of some other investment companies. It is currently expected that these expenses will be borne by the Funds, although certain of these expenses may be borne by the Advisor. In addition, the Advisor may pay, out of its own assets and at no cost to the Funds, amounts to certain broker-dealers in connection with the provision of administrative services and/or with the distribution of the Funds' shares.

       The Investment Management Agreement provides that the Advisor will select brokers and dealers for execution of the Funds' portfolio transactions consistent with the Trust's brokerage policies (see "Brokerage Allocation"). Although the services provided by broker-dealers in accordance with the brokerage policies incidentally may help reduce the expenses of or otherwise benefit the Advisor and other investment advisory clients of the Advisor, as well as the Funds, the value of such services is indeterminable and the Advisor's fee is not reduced by any offset arrangement by reason thereof.

       When the Advisor determines to buy or sell the same securities for the Funds that the Advisor has selected for one or more of its other clients, the orders for all such securities transactions are placed for execution by methods determined by the Advisor, with approval by the Trust's Board of Trustees, to be impartial and fair, in order to seek good results for all parties (see "Investment Objective and Policies--Trading Policies"). Records of securities transactions of persons who know when orders are placed by the Funds are available for inspection at least four times annually by the Compliance Officer of the Trust so that the Independent Trustees can be satisfied that the procedures are generally fair and equitable for all parties.

       The Investment Management Agreement further provides that the Advisor shall have no liability to the Trust, the Funds or any shareholder of the Funds for any error of judgment, mistake of law, or any loss arising out of any investment or other act or omission in the performance by the Advisor of its duties under the Agreement or for any loss or damage resulting from the imposition by any government of exchange control restrictions which might affect the liquidity of the Funds' assets, or from acts or omissions of custodians or securities depositories, or from any wars or political acts of any foreign governments to which such assets might be exposed, except for any liability, loss or damage resulting from willful misfeasance, bad faith or gross negligence on the Advisor's part or reckless disregard of its duties under the Investment Management Agreement. The Investment Management Agreement will terminate automatically in the event of its assignment, and may be terminated by the Trust on behalf of the Funds at any time without payment of any penalty on 60 days' written notice, with the approval of a majority of the Trustees of the Trust in office at the time or by vote of a majority of the outstanding Shares of the Funds (as defined by the 1940 Act).

       The Trust uses the names "Lord Asset Management" and "Thomas White" in the names of the Trust and the Funds, respectively, by license from the Advisor and would be required to stop using those names if Thomas White International, Ltd., ceased to be the Advisor of the Funds. The Advisor has the right to use those names in connection with other enterprises, including other investment companies.

       Management Fees. For its services, each Fund pays the Advisor a monthly fee at the rate of 1.00% annually of the Fund's average daily net assets. For the fiscal years ended October 31, 2000, 1999 and 1998, the International Fund paid the Advisor aggregate investment advisory fees equal to $431,565, $517,223 and $534,735, respectively. For the fiscal years ended October 31, 2000 and 1999, the American Enterprise Fund paid the Advisor aggregate investment advisory fees equal to $210,664 and $108,109, respectively. For the fiscal years ended October 31, 2000 and 1999, the American Opportunities Fund paid the
Advisor aggregate investment advisory fees equal to $101,570 and $61,740, respectively. The Advisor has agreed to reimburse the Funds for the current fiscal year to the extent that the American Enterprise or American Opportunities Fund's total operating expenses exceed 1.35% of its average daily net assets or the International Fund's total operating expenses exceed 1.50% of its average daily net assets.

       Each Fund also pays other expenses such as the fees of its custodian, transfer agent, auditors and lawyers, the cost of compliance with federal and state laws, proxy solicitations, shareholder reports, taxes, insurance premiums, and the fees of Trustees who are not otherwise affiliated with the Funds or the Advisor.

       The Advisor. The Advisor is wholly owned by Thomas S. White, Jr., who may be deemed to control the Advisor. Mr. White and other officers of the Advisor also serve as Trustees or officers of the Trust, as indicated above, and are therefore affiliated persons of the Advisor and the Funds.

       Code of Ethics. The Trust and the Advisor each have adopted a code of ethics, as is required by applicable law, which is designed to prevent affiliated persons fo the Trust and the Advisor from engaging in deceptive, manipulative, or fraudulaent activities in connection with securities held or to be acquired by the Funds (which may also be held by certain persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

       Transfer Agent. Firstar Mutual Fund Services, LLC ("Firstar") serves as the transfer and dividend disbursing agent for each Fund pursuant to the transfer agency agreement (the "Transfer Agent Agreement"), under which Firstar
(I) issues and redeems shares, (II) prepares and transmits payments for dividends and distributions declared by each Fund, (III) prepares shareholder meeting lists and, if applicable, mail, receive and tabulate proxies, and (IV) provides a Blue Sky System which will enable each Fund to monitor the total number of shares sold in each state. Firstar is located at 615 East Michigan Street, Milwaukee, WI 53202. Compensation for the services of the Transfer Agent is based on a schedule of charges agrees on from time to time.

       Custodians. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675, serves as Custodian the International Fund's assets and Firstar Bank Milwaukee, 615 East Michigan Street, Milwaukee, WI 53202, serves as Custodian of the American Enterprise and American Opportunities Fund's assets. The Custodians, and the branches and sub-custodians of each, generally do not hold certificates for the securities in their custody, but instead have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. Compensation for the services of the Custodians is based on a schedule of charges agreed on from time to time.

       Legal Counsel. Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, is legal counsel for the Trust.

       Independent Accountants. The firm of PricewaterhouseCoopers, LLP, 203 North LaSalle Street, Chicago, Illinois 60601, serves as independent accountants for the Trust. Its audit services comprise examination of each Fund's financial statements and review of each Fund's filings with the Securities and Exchange Commission and the Internal Revenue Service.

       Reports to Shareholders. The Trust's fiscal year ends on October 31. Shareholders will be provided at least semiannually with reports showing the portfolio of the each Fund and other information, including an annual report with financial statements audited by the independent accountants.

                              BROKERAGE ALLOCATION

       The Investment Management Agreement provides that the Advisor is responsible for selecting members of securities exchanges, brokers and dealers (such members, brokers and dealers being hereinafter referred to as "brokers") for the execution of the Trust's portfolio transactions and, when applicable, the negotiation of commissions in connection therewith. All decisions and placements are made in accordance with the following principles:

1. Purchase and sale orders will usually be placed with brokers who are selected by the Advisor as able to achieve "best execution" of such orders. "Best execution" means prompt and reliable execution at the most favorable securities price, taking into account the other provisions hereinafter set forth. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including without limitation, the overall direct net economic result to the Funds (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Advisor in determining the overall reasonableness of brokerage commissions.

2. In selecting brokers for portfolio transactions, the Advisor takes into account its past experience as to brokers qualified to achieve "best execution," including brokers who specialize in any foreign securities held by the Funds.

3. The Advisor is authorized to allocate brokerage business to brokers who have provided brokerage and research services, as such services are defined in Section 28 (e) of the Securities Exchange Act of 1934 (the "1934 Act"), for the company and/or other accounts, if any, for which the Advisor exercises investment discretion (as defined in Section 3 (a) (35) of the 1934 Act) and, as to transactions as to which fixed minimum commission rates are not applicable, to cause the Funds to pay a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the Advisor's overall responsibilities with respect to the company and the other accounts, if any, as to which it exercises investment discretion. In reaching such determination, the Advisor is not required to place or attempt to place a specific dollar value on the research or execution services of a broker or on the portion of any commission reflecting either of said services. In demonstrating that such determinations were made in good faith, the Advisor shall be prepared to show that all commissions were allocated and paid for purposes contemplated by the Trust's brokerage policy; that commissions were paid only for products or services which provide lawful and appropriate assistance to the Advisor in the performance of its investment decision-making responsibilities; and that the commissions paid were reasonable. The determination that commissions were reasonable shall be based on any available information as to the level of commissions known to be charged by other brokers on comparable transactions, but there shall be taken into account the Trust's policies that (I) obtaining a low commission is deemed secondary to obtaining a favorable securities price, since it is recognized that usually it is more beneficial to the Funds to obtain a favorable price than to pay the lowest commission; and (ii) the quality, comprehensiveness and frequency of research studies which are provided for the Trust and the Advisor are useful to the Advisor in performing its advisory services under its Investment Management Agreement with the Trust. Research services provided by brokers to the Advisor are considered to be in addition to, and not in lieu of, services required to be performed by the Advisor under its Investment Management Agreement. Research furnished by brokers through whom the Trust effects securities transactions may be used by the Advisor for any of its accounts, and not all such research may be used by the Advisor for the Trust. When execution of portfolio transactions is allocated to brokers trading on exchanges with fixed brokerage commission rates, account may be taken of various services provided by the broker, including quotations outside the United States for daily pricing of foreign securities held in a Fund's portfolio.

4. Purchases and sales of portfolio securities within the United States other than on a securities exchange shall be executed with primary market makers acting as principal except where, in the judgment of the Advisor, better prices and execution may be obtained on a commission basis or from other sources.

5. Sales of each Fund's Shares (which shall be deemed to include also shares of other investment companies registered under the 1940 Act which have the same investment adviser) made by a broker are one factor among others to be taken into account in deciding to allocate portfolio transactions (including agency transactions, principal transactions, purchases in under writings or tenders in response to tender offers) for the account of each Fund to that broker; provided that the broker shall furnish "best execution" as defined in paragraph 1 above, and that such allocation shall be within the scope of each Fund's policies as stated above; and provided further, that in every allocation made to a broker in which the sale of Shares is taken into account there shall be no increase in the amount of the commissions or other compensation paid to such broker beyond a reasonable commission or other compensation determined, as set forth in paragraph 3 above, on the basis of best execution alone or best execution plus research services, without taking account of or placing any value upon such sale of Shares.

       Insofar as known to management, no Trustee or officer of the Trust, nor the Advisor or any person affiliated with any of them, has any material direct or indirect interest in any broker employed by or on behalf of the Trust for the Funds. All portfolio transactions will be allocated to broker-dealers only when their prices and execution, in the good faith judgment of the Advisor, are equal to the best available within the scope of the Trust's policies. There is no fixed method used in determining which broker-dealers receive which order or how many orders.

       For the fiscal year ended October 31, 1998, the International Fund paid brokerage commissions in the amount of $100,998, of which $75,679, representing $52,360,047 of securities transactions, was paid to broker-dealers that provided research services to the Advisor. For the fiscal year ended October 31, 1999, the International Fund paid brokerage commissions in the amount of $133,627, of which $127,672, representing $78,300,453 of securities transactions, was paid to broker-dealers that provided research services to the Advisor, the American Enterprise Fund paid brokerage commissions in the amount of $19,663, of which $18,331, representing $17,865,516 of securities transactions, was paid to broker-dealers that provided research services to the Advisor, and the American Opportunities Fund paid brokerage commissions in the amount of $16,435, of which $16,303, representing $9,712,322 of securities transactions, was paid to broker-dealers that provided research services to the Advisor. For the fiscal year ended October 31, 2000, the International Fund paid brokerage commissions in the amount of $81,121, representing $38,123,560 of securities transactions, all of which was paid to broker-dealers that provided research services to the Advisor, the American Enterprise Fund paid brokerage commissions in the amount of $39,834, of which $37,194, representing $30,446,193 of securities transactions, was paid to broker-dealers that provided research services to the Advisor, and the American Opportunities Fund paid brokerage commissions in the amount of $20,144, representing $12,503,879 of securities transactions, all of which was paid to broker-dealers that provided research services to the Advisor.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

       The Prospectus describes the manner in which the Funds' shares may be purchased and redeemed. See "How to Buy Shares of the Funds" and "How to Sell Shares of the Funds." Shares of each Fund are offered directly to the public by the Funds. The Funds employ no Distributor.

       Each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% if its net assets during any 90 day period for any one shareholder. Subject to the above, each Fund reserves the right to pay redemption proceeds in whole or in part by a distribution in kind of securities from the portfolio of the Fund. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash.

       At the discretion of each Fund, investors may be permitted to purchase shares by transferring securities to a Fund that meet the respective Fund's investment objective and policies. Securities transferred to the Funds will be valued in accordance with the same procedures used to determine the Funds' net asset value at the time of the next determination of net asset value after such acceptance. Shares issued by the Funds in exchange for securities will be issued at net asset value determined as of the same time. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the respective Fund and must be delivered to that Fund by the investor upon receipt from the issuer. Investors who are permitted to transfer such securities will be required to recognize a gain or loss on such transfer, and pay tax thereon, if applicable, measured by the difference between the fair market value of the securities and investor's basis therein. Securities will not be accepted in exchange for shares of the Funds unless: (1) such securities are, at the time of the exchange, eligible to be included in the respective Fund and current market quotations are readily available for such securities; (2) the investor represents and warrants that all securities offered to be exchanged are not subject to any restrictions upon their sale by the respective Fund under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) the value of any such security (except U.S. government securities) being exchanged together with other securities of the same issuer owned by the respective Fund, will not exceed 5% of the respective Fund's net assets immediately after the transaction.

       Net asset value per Share is determined as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m. (Eastern time) every Monday through Friday (exclusive of national business holidays), under normal market conditions. The Trust's offices will be closed, and net asset value will not be calculated, on those days on which the New York Stock Exchange is closed, which currently are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

       Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business in New York on each day on which the New York Stock Exchange is open. Trading of European or Far Eastern securities generally, or in a particular country or countries, may not take place on every New York business day. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which a Fund's net asset value is not calculated. Each Fund calculates net asset value per Share, and therefore effects sales, redemptions and repurchases of its Shares, as of the close of the New York Stock Exchange once on each day on which that Exchange is open. Such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and if events occur which materially affect the value of those foreign securities, they will be valued at fair market value as determined by the management using methods approved by the Board of Trustees and subsequently ratified in good faith by the Board of Trustees.

       The Board of Trustees may establish procedures under which each Fund may suspend the determination of net asset value for the whole or any part of any period during which (1) the New York Stock Exchange is closed other than for customary weekend and holiday closings, (2) trading on the New York Stock Exchange is restricted, (3) an emergency exists as a result of which disposal of securities owned by each Fund is not reasonably practicable or it is not reasonably practicable for each Fund fairly to determine the value of its net assets, or (4) for such other period as the Securities and Exchange Commission may by order permit for the protection of the holders of the Funds' Shares.

                                   TAX STATUS

       Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchases, ownership, and disposition of Shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that might be relevant to Shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retrospective. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

       Taxation of the Fund. Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at then end of each fiscal quarter, (i) at least 50% of the value of such Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

       As a regulated investment company, a Fund generally is not subject to U.S. federal income tax on income and gains that is distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute substantially all of such income.

       Amounts not distributed on a timely basis in accordance with a calendar year distributions requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid applications of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement.

       Dividends of net investment income and net short-term capital gains generally are taxable to shareholders as ordinary income. Distributions of net investment income may be eligible for the corporate dividends-received deduction to the extent attributable to each Fund's qualifying dividend income. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distribution of net capital gains (the excess of net long-term capital gains over net short-term capital losses) that are designated as capital gain dividends, whether paid in cash or shares, will generally be taxable to shareholders at the long-term capital gain rate, which is currently a maximum of 20%. Short-term capital gains distributions, gains representing the sale of securities held for not more than one year in the portfolio, will continue to be taxed at the same rate as ordinary income. Distributions will be subject to these capital gains rates regardless of how long a shareholder has held Fund shares, and are not eligible for the dividends-received deduction. All dividends and distributions are taxable to shareholders, whether or not reinvested in shares of a Fund. Shareholders will be notified annually as to the Federal tax status of dividends and distributions they receive and any tax withheld thereon.

       Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, the distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by the Funds. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

       Certain of the debt securities acquired by the Funds may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Funds, original issue discount on a taxable debt security earned in a given year generally is treated for Federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

       Some of the debt securities may be purchased by the Funds at a discount, which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by the respective Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the respective Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

       The Funds may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Funds held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to that Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though that Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

       The Funds may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, each Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, each Fund may be able to elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income, and mark-to-market losses and any loss from an actual disposition of a Fund's shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

       Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject each Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

       Income received by the Funds from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and intends to elect to "pass through" to that Fund's shareholders the amount of foreign taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

       Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income flows through to its shareholders. With respect to each Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income.

       Certain options and futures and foreign currency forward contracts in which the Funds may invest may be "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40") however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates as prescribed under the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

       Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by each Fund. In addition, losses realized by each Fund on positions that are part of the straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by each Fund, which is taxed as ordinary income when distributed to shareholders.

       Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

       Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

       Requirements relating to each Fund's tax status as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options and futures and foreign currency forward contracts.

       Recently enacted rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, that Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon that Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on that Fund's holding period and the application of various loss deferral provisions of the Code.

       Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain futures contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains and losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its shareholders as ordinary income. For example, fluctuations in exchange rates may increase the amount of income that each Fund must distribute in order to qualify for treatment as a regulated investment company and to prevent application of an excise tax on undistributed income. Alternatively, fluctuations in exchange rates may decrease or eliminate income available for distribution. If section 988 losses exceed other net investment income during a taxable year, a Fund would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as return of capital to shareholders for Federal income tax purposes, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares.

       Upon the sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands; gain will generally be subject to a maximum tax rate of 20% if the shareholder's period for the shares is more than 12 months. Gain from the disposition of shares held not more than one year will be taxed as short-term capital gains. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in a Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund's shares held by the shareholder for six months or less will be treated for Federal income tax purposes as a long-term capital loss to the extent of any distributions of long-term capital gains received by the shareholder with respect to such shares.

       Each Fund generally will be required to withhold Federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the respective Fund with the shareholder's correct taxpayer identification number or social security number and to make such certifications as the Fund may require, (2) the Internal Revenue Service notifies the shareholder or the respective Fund that the shareholder has failed to report properly certain interest and dividend income to the Internal Revenue Service and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's Federal income tax liability.

       Ordinary dividends and taxable capital gain distributions declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

       Distributions and redemptions also may be subject to state, local and foreign taxes. U.S. tax rules applicable to foreign investors may differ significantly from those outlined above. This discussion does not purport to deal with all of the tax consequences relating to an investment in the Funds. Shareholders are advised to consult their own tax advisers for details with respect to the particular tax consequences to them of an investment in the Funds.

                              DESCRIPTION OF SHARES

       The shares of each Fund have the same preferences, conversion and other rights, voting powers, restrictions and limitations as to dividends, qualifications and terms and conditions of redemption, except as follows: all consideration received from the sale of shares of a Fund, together with all income, earnings, profits and proceeds thereof, belongs to that Fund and is charged with liabilities in respect of the general liabilities of that Fund. The net asset value of a share of a Fund is based on the assets belonging to the Fund less the liabilities charged to the Fund, and dividends are paid on shares of a Fund only out of lawfully available assets belonging to that Fund. Shares of a Fund are entitled to participate pro rata in any dividends and other distributions declared by the Board of Trustees for the Fund and all shares of a Fund have equal rights in the event of liquidation of that Fund. In the event of liquidation or dissolution of the Trust, the shareholder of a Fund will be entitled to the assets belonging to that Fund out of assets of the Trust available for distribution.

       The Funds may hold special meetings of shareholders to elect or remove Trustees, change fundamental policies, approve a management contract, or for other purposes. The Funds will mail proxy materials in advance of a shareholder meeting, including a proxy and information about the proposals to be voted on. You are entitled to one vote for each share of the Fund that you own.
Shareholders not attending these meetings are encouraged to vote by proxy. Shares have non-cumulative voting rights so that the holders of a plurality of the shares voting for the election of Trustees at a meeting at which 50% of the outstanding shares are present can elect all the Trustees and in such event, the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons to the Board of Trustees.

                             PERFORMANCE INFORMATION

       Each  Fund  may,  from  time  to  time,   include  its  total  return  in
advertisements or reports to Shareholders or prospective investors. Quotations of average annual total return for the Funds will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the respective Fund over periods of one, five, or ten years (up to the life of the respective Fund) calculated pursuant to the following formula: P(1+T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Total return for a period is the percentage change in value during the period of an investment in Fund shares. All total return figures reflect the deduction of a proportional share of the respective Fund's expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. The average annual total return of the International Fund for the one and five year periods ended October 31, 2000 was -1.26% and 11.27%, respectively. The average annual total return of the International Fund from June 28, 1994 (commencement of operations) through October 31, 2000, was 11.06%. Cumulative total return of the International Fund for the same period was 94.59%. The total return of the American Enterprise Fund for the year ended October 31, 2000 was -2.90%. The average annual total return of the American Enterprise Fund from November 1, 1998 (commencement of operations) through October 31, 2000, was 8.26%. Cumulative total return of the American Enterprise Fund for the same period was 17.20%. Total return of the American Opportunities Fund for the year ended October 31, 2000 was 7.24%. The average annual total return of the American Opportunities Fund from March 4, 1999 (commencement of operations) through October 31, 2000, was 8.78%. Cumulative total return of the American Opportunities Fund for the same period was 15.06%.

        Performance information for the each Fund may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, or other unmanaged indices so that investors may compare each Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general;
(ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

       Performance information for each Fund reflects only the performance of a hypothetical investment in the respective Fund during the particular time period on which the calculations are based. Performance information should be considered in light of the respective Fund's investment objective and policies, characteristics and quality of the portfolio and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. From time to time, the Funds and the Advisor may also refer to the following information:

(1) The Advisor's and its affiliates' market share of international equities managed in mutual funds prepared or published by Strategic Insight or a similar statistical organization.

(2) The performance of U.S. equity and debt markets relative to foreign markets prepared or published by Morgan Stanley Capital International or a similar financial organization.

(3) The capitalization of U.S. and foreign stock markets as prepared or published by the International Finance Corp., Morgan Stanley Capital International or a similar financial organization.

(4)  The geographic distribution of each Fund's portfolio.

(5) The gross national product and populations, including age characteristics, of various countries as published by various statistical organizations.

(6) To assist investors in understanding the different returns and risk characteristics of various investments, a Fund may show historical returns of various investments and published indices (e.g., Ibbotson Associates, Inc. Charts and Morgan Stanley EAFE -Index).

(7) The major industries located in various jurisdictions as published by the Morgan Stanley Index.

       In addition, the Funds and the Advisor may also refer to the number of shareholders in each Fund or the dollar amount of fund and private account assets under management in advertising materials.

                              FINANCIAL STATEMENTS

       Financial statements for the Funds as of October 31, 2000 for the fiscal periods then ended, including notes thereto, and the report of
PricewaterhouseCoopers LLP thereon, are incorporated by reference from the Trust's 2000 Annual Report. A copy of the report delivered with the Statement of Additional Information should be retained for future reference.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

                  (a)      Trust Instrument(2)

                  (b)      By-Laws(2)

                  (c)      Not Applicable

                  (d)      (1)      Form of Investment Advisory Agreement for the Thomas White International Fund(1)

                           (2)      Form of Investment Advisory Agreement for the Thomas White American Enterprise Fund(3)

                           (3)      Form of Investment Advisory Agreement for the Thomas White American Opportunities Fund(5)

                  (e)      Not Applicable

                  (f)      Not Applicable

                  (g)      (1)      Form of Custody Agreement for the Thomas White American Enterprise Fund and the Thomas White
                                    American Opportunities Fund(4)

                           (2)      Form of Custody Agreement with Northern Trust Company for the Thomas White International Fund(6)

                  (h)      (1)      Form of Transfer Agent Agreement(1)

                           (2)      Form of Blue Sky Compliance Servicing Agreement(1)

                           (3)      Form of Custodian Servicing Agreement with respect to Firstar Money Market Funds(4)

                           (4)      Form of Expense Limitation Agreement for the Thomas White American Opportunities Fund

                           (5)      Form of Expense Limitation Agreement for the Thomas White American Enterprise Fund

                           (6)      Form of Expense Limitation Agreement for the Thomas White International Fund

                  (i)      Opinion and Consent of Counsel(2)

                  (j)      Consent of Independent Public Accountants

                  (k)      Not Applicable

                  (l)      Initial Capital Agreement(2)

                  (m)      Not Applicable

                  (n)      Not Applicable

                  (o)      Not Applicable

                  (p)      Code of Ethics

                  (q)      (1)      Powers of Attorney for Messrs. White, Manos, and Mack, and for Ms. Almeida(2)

                           (2)      Power of Attorney for Mr. Venson(1)

                           (3)      Power of Attorney for Mr. Sullivan

                           (4)      Secretary's Certificate pursuant to Rule 483(b)(2)

----------

(1)      Filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on February 28, 1996.

(2)      Filed with Post-Effective Amendment No. 4 to Registrant's Registration Statement on December 31, 1997.

(3)      Filed with Post-Effective Amendment No. 6 to Registrant's Registration Statement on August 13, 1998.

(4)      Filed with Post-Effective Amendment No. 7 to Registrant's Registration Statement on October 30, 1998.

(5)      Filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on December 15, 1998.

(6)      Filed with Post-Effective Amendment No. 10 to Registrant's Registration Statement on December 30, 1999.

Item 24. Persons Controlled by or Under Common Control with Registrant

         Not Applicable.

Item 25. Indemnification

                  Reference  is  made  to  Article  X,  Section   10.02  of  the
                  Registrant's  Trust  Instrument,   which  is  incorporated  by
                  reference herein.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Other Connections of the Investment Adviser

                  The   business   and  other   connections   of  Thomas   White
                  International, Ltd. are described in Parts A and B.

                  For information relating to the investment advisers officers and directors, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Thomas White International, Ltd.

Item 27. Principal Underwriters

                  Not Applicable.

Item 28. Location of Accounts and Records

                  The  accounts,  books  and  other  documents  required  to  be maintained  by  Registrant  pursuant  to Section  31(a) of the
                  Investment   Company   Act  of  1940  and  rules   promulgated
                  thereunder are in the possession of Thomas White International, Ltd., 440 South LaSalle Street, Chicago, Illinois 60605-1028.

Item 29. Management Services

                  Not Applicable

Item 30. Undertakings

                  Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 11 to Registrant's Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 11 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on this 28th day of February, 2001.

                           LORD ASSET MANAGEMENT TRUST


                               By: /s/Thomas S. White, Jr.*
                                   ------------------------
                                    Thomas S. White, Jr.
                                    President

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signatures                              Title               Date
----------                              -----              -----

/s/Thomas S. White, Jr.*            Trustee, President,     February 28, 2001
------------------------            and Chairman
Thomas S. White, Jr.                (Principal Executive
                                    Officer)

/s/David M. Sullivan II*            Treasurer (Principal    February 28, 2001
------------------------            Financial and
David M. Sullivan II                Accounting Officer)

/s/ Jill F. Almeida*                Trustee                 February 28, 2001
-------------------------
Jill F. Almeida

/s/ Nicholas G. Manos*              Trustee                 February 28, 2001
------------------------
Nicholas G. Manos

/s/ Edward E. Mack, III*            Trustee                 February 28, 2001
-------------------------
Edward E. Mack, III

/s/ John N. Venson*                 Trustee                 February 28, 2001
---------------------
John N. Venson


*  By:   /s/ Allan S. Mostoff
         --------------------
         Allan S. Mostoff,
         as attorney-in-fact


* Powers of Attorney are included as exhibits in Post-Effective Amendment No. 2 filed February 28, 1996, Post-Effective Amendment No. 4 filed December 31, 1997, and herein.

                                    EXHIBITS


Exhibit                                Description

h(4) Form of Expense Limitation Agreement for Thomas White American Opportunities Fund

h(5) Form of Expense Limitation Agreement for Thomas White American Enterprise Fund

h(6)                                   Form of Expense Limitation Agreement for
                                       Thomas White International Fund

j                                      Consent of Independent Public Accountants

p                                      Code of Ethics

q(3)                                   Power of Attorney for Mr. Sullivan